CSMC 2020-RPL1 Trust ABS-15G

Exhibit 99.4

Loan Level Exception Report

Run Date - 8/25/2020 3:44:34 PM

Unique ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Subject to Predatory Lending Flag	UAL State	Review Date	Overall Grade	Credit Grade	Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Status
135000001	XXX	$XXX	FL	12/XX/2013	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
EXCEPTION INFO: Unable to determine due to missing initial application

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000000	XXX	$XXX	FL	12/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000003	XXX	$XXX	NH	12/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000002	XXX	$XXX	CA	12/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000004	XXX	$XXX	NY	12/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000005	XXX	$XXX	NJ	12/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 07/XX/2013	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 10/XX/2013 Interest Rate Available Through Date is blank for GFE dated 10/XX/2013.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.								Loan Review Complete
135000007	XXX	$XXX	CA	11/XX/2013	Primary	Purchase	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.								Loan Review Complete
135000006	XXX	$XXX	IN	11/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
135000008	XXX	$XXX	NJ	10/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135000009	XXX	$XXX	FL	10/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
135000011	XXX	$XXX	FL	9/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135000010	XXX	$XXX	NC	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 4% maximum per state (NC).

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
135000012	XXX	$XXX	MD	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.								Loan Review Complete
135000013	XXX	$XXX	FL	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000014	XXX	$XXX	MN	9/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.								Loan Review Complete
135000016	XXX	$XXX	WA	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000015	XXX	$XXX	FL	8/XX/2013	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000017	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000018	XXX	$XXX	TX	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000020	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000019	XXX	$XXX	CT	8/XX/2013	Investment	Refinance Rate/Term	No	No	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

																[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135000021	XXX	$XXX	VA	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Cure for 0% tolerance Provided Outside of 30 Days.: Unable to determine if the Cure was made more than 30 days after Note Date due to missing information.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,654.24 is underdisclosed from calculated Finance Charge of $71,898.89 in the amount of $244.65.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000024	XXX	$XXX	FL	7/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
135000023	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000025	XXX	$XXX	NV	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000022	XXX	$XXX	FL	8/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2013, prior to three (3) business days from transaction date of 08/XX/2013.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135000026	XXX	$XXX	TX	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000027	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000029	XXX	$XXX	CA	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000030	XXX	$XXX	TX	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135000028	XXX	$XXX	FL	7/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
135000031	XXX	$XXX	TX	7/XX/2013	Investment	Refinance Rate/Term			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135000032	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000033	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000034	XXX	$XXX	VA	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
135000035	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000036	XXX	$XXX	AR	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135000037	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
135000038	XXX	$XXX	CA	6/XX/2013	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000040	XXX	$XXX	CA	6/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
135000039	XXX	$XXX	NJ	6/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 05/XX/2013 Interest Rate Available Through Date is blank for GFE dated 05/XX/2013.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000041	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
135000045	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $41,470.64 is underdisclosed from calculated Finance Charge of $41,520.80 in the amount of $50.16.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000043	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,920.70 is underdisclosed from calculated Finance Charge of $205,245.81 in the amount of $1,325.11.
EXCEPTION INFO: The lender did not disclose the loan origination fee of $950, the settlement/closing fee of $375 and under disclosed the prepaid interest by$652.45 per the TIL itemization

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000044	XXX	$XXX	CA	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000042	XXX	$XXX	FL	6/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 02/XX/2013 Interest Rate Available Through Date is blank for GFE dated 02/XX/2013.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
135000046	XXX	$XXX	VA	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at home loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000047	XXX	$XXX	FL	5/XX/2013	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000049	XXX	$XXX	FL	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
135000048	XXX	$XXX	FL	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000050	XXX	$XXX	NY	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge of 5% exceeds the 2% max for the state of NY.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000051	XXX	$XXX	IL	5/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000052	XXX	$XXX	CO	5/XX/2013	Second Home	Refinance UTD	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2013 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000053	XXX	$XXX	FL	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000054	XXX	$XXX	UT	5/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000055	XXX	$XXX	CA	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,366.44 is underdisclosed from calculated Finance Charge of $228,568.82 in the amount of $1,202.38.
																	EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing final TIL itemization of amount financed.								Loan Review Complete
135000056	XXX	$XXX	AZ	5/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000057	XXX	$XXX	MD	4/XX/2013	Second Home	Purchase	No	No	2	2	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.								Loan Review Complete
135000058	XXX	$XXX	IL	4/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000059	XXX	$XXX	LA	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000061	XXX	$XXX	FL	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2013, prior to three (3) business days from transaction date of 04/XX/2013.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000060	XXX	$XXX	CA	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000063	XXX	$XXX	FL	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000062	XXX	$XXX	MA	4/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 3% maximum allowed per State (MA).

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,990.59 is underdisclosed from calculated Finance Charge of $191,177.56 in the amount of $1,186.97.
EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing final TIL itemization of amount financed.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000064	XXX	$XXX	FL	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2013

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000065	XXX	$XXX	IL	4/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
135000066	XXX	$XXX	CA	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2013 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2013, prior to three (3) business days from transaction date of 04/XX/2013.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000067	XXX	$XXX	TX	4/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000068	XXX	$XXX	NJ	3/XX/2013	Investment	Refinance Rate/Term	No	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000070	XXX	$XXX	NY	3/XX/2013	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000069	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000072	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 12/XX/2012 Interest Rate Available Through Date is blank for GFE dated 12/XX/2012.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000071	XXX	$XXX	IL	3/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000074	XXX	$XXX	PA	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
135000073	XXX	$XXX	NJ	3/XX/2013	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000075	XXX	$XXX	FL	3/XX/2013	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000076	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000077	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000079	XXX	$XXX	MN	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,205.82 is underdisclosed from calculated Finance Charge of $192,683.05 in the amount of $477.23.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000078	XXX	$XXX	PA	3/XX/2013	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000080	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000081	XXX	$XXX	FL	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: 11/XX/2012

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000082	XXX	$XXX	CA	3/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000084	XXX	$XXX	FL	2/XX/2013	Investment	Refinance Rate/Term			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135000083	XXX	$XXX	CA	3/XX/2013	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000085	XXX	$XXX	MD	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
135000086	XXX	$XXX	FL	2/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
135000087	XXX	$XXX	FL	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,388.35 is underdisclosed from calculated Finance Charge of $210,075.84 in the amount of $687.49.
																	EXCEPTION INFO: Unable to determine the source of the under disclosure due to the Itemization of Amount Financed at time of origination not located in file.								Loan Review Complete
135000088	XXX	$XXX	FL	2/XX/2013	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
135000089	XXX	$XXX	FL	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000090	XXX	$XXX	FL	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000092	XXX	$XXX	FL	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,303.81 is underdisclosed from calculated Finance Charge of $81,544.18 in the amount of $240.37.
																	EXCEPTION INFO: Unable to determine cause of under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000093	XXX	$XXX	DC	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2002

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000091	XXX	$XXX	MN	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000097	XXX	$XXX	MN	2/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2013

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.								Loan Review Complete
135000094	XXX	$XXX	CA	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000095	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000096	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000098	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000099	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000102	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000103	XXX	$XXX	WA	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000104	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000101	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000106	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000100	XXX	$XXX	MA	1/XX/2013	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000105	XXX	$XXX	HI	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 12/XX/2012 Interest Rate Available Through Date is blank for GFE dated 12/XX/2012.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
135000108	XXX	$XXX	NV	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000107	XXX	$XXX	TX	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $31,463.31 is underdisclosed from calculated Finance Charge of $31,557.21 in the amount of $93.90.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed break down

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000111	XXX	$XXX	MI	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
135000112	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000113	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,426.42 is underdisclosed from calculated Finance Charge of $137,667.77 in the amount of $1,241.35.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the final itemization of amount financed.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000109	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000110	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000114	XXX	$XXX	FL	1/XX/2013	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000115	XXX	$XXX	FL	1/XX/2013	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
135000117	XXX	$XXX	MI	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000116	XXX	$XXX	FL	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.								Loan Review Complete
135000119	XXX	$XXX	DC	1/XX/2013	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.39300% is underdisclosed from calculated APR of 4.64549% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,389.44 is underdisclosed from calculated Finance Charge of $189,754.04 in the amount of $7,364.60.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
135000118	XXX	$XXX	FL	1/XX/2013	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2013 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000120	XXX	$XXX	SC	12/XX/2012	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,687.22 is underdisclosed from calculated Finance Charge of $206,734.73 in the amount of $3,047.51.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed. Line 208 seller credit $5250 cannot be applied due to missing itemization.								Loan Review Complete
135000123	XXX	$XXX	FL	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
135000121	XXX	$XXX	VA	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012

[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
135000122	XXX	$XXX	TX	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000125	XXX	$XXX	FL	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000124	XXX	$XXX	FL	12/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
135000126	XXX	$XXX	FL	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000127	XXX	$XXX	MN	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,332.68 is underdisclosed from calculated Finance Charge of $116,400.38 in the amount of $67.70.
EXCEPTION INFO: Unable to determine under disclosure due to missing TIL Itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000129	XXX	$XXX	FL	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000128	XXX	$XXX	FL	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.								Loan Review Complete
135000131	XXX	$XXX	NV	12/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000130	XXX	$XXX	FL	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,255.40 is underdisclosed from calculated Finance Charge of $209,750.26 in the amount of $494.86.
EXCEPTION INFO: Unable to determine missing Itemization of Finance

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000132	XXX	$XXX	FL	12/XX/2012	Investment	Refinance Rate/Term			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135000134	XXX	$XXX	MI	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
135000133	XXX	$XXX	CA	12/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000135	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.								Loan Review Complete
135000136	XXX	$XXX	FL	11/XX/2012	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000137	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 09/XX/2012, GFE Date: 09/XX/2012 Interest Rate Available Through Date is blank for GFE dated 09/XX/2012.
Interest Rate Available Through Date is blank for GFE dated 09/XX/2012.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000138	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000140	XXX	$XXX	NV	11/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
135000139	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 10/XX/2012 Interest Rate Available Through Date is blank for GFE dated 10/XX/2012.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

																	[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.								Loan Review Complete
135000141	XXX	$XXX	CA	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 09/XX/2012 Interest Rate Available Through Date is blank for GFE dated 09/XX/2012.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000144	XXX	$XXX	CA	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000143	XXX	$XXX	IN	11/XX/2012	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
135000145	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 09/XX/2012 Interest Rate Available Through Date is blank for GFE dated 09/XX/2012.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
135000142	XXX	$XXX	TX	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $55,845.16 is underdisclosed from calculated Finance Charge of $55,920.50 in the amount of $75.34.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000146	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 08/XX/2012 Interest Rate Available Through Date is blank for GFE dated 08/XX/2012.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,076.18 is underdisclosed from calculated Finance Charge of $61,259.62 in the amount of $183.44.
																	EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.								Loan Review Complete
135000150	XXX	$XXX	MI	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000147	XXX	$XXX	CA	11/XX/2012	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,611.15 is underdisclosed from calculated Finance Charge of $100,943.28 in the amount of $332.13.
																	EXCEPTION INFO: Under disclosure is due to the incorrect payment streams disclosed on the final TIL. The monthly MI premium is not accurately disclosed.								Loan Review Complete
135000148	XXX	$XXX	WA	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,697.29 is underdisclosed from calculated Finance Charge of $177,124.65 in the amount of $3,427.36.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000149	XXX	$XXX	NJ	11/XX/2012	Investment	Refinance Rate/Term			No	Yes		1			1										Loan Review Complete
135000151	XXX	$XXX	FL	11/XX/2012	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135000152	XXX	$XXX	FL	11/XX/2012	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)								Loan Review Complete
135000154	XXX	$XXX	CA	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000153	XXX	$XXX	NJ	11/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
135000156	XXX	$XXX	FL	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000155	XXX	$XXX	MN	11/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000158	XXX	$XXX	FL	10/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
135000157	XXX	$XXX	NY	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000159	XXX	$XXX	FL	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000160	XXX	$XXX	CA	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2012, prior to three (3) business days from transaction date of 10/XX/2012.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000163	XXX	$XXX	FL	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000161	XXX	$XXX	FL	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
EXCEPTION INFO: Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000162	XXX	$XXX	FL	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000164	XXX	$XXX	FL	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000165	XXX	$XXX	TX	10/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.								Loan Review Complete
135000166	XXX	$XXX	AZ	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000167	XXX	$XXX	CA	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
135000168	XXX	$XXX	TX	10/XX/2012	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135000170	XXX	$XXX	NY	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: 5% late charge exceeds 2% max late charge per state. (NY)

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000172	XXX	$XXX	FL	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000173	XXX	$XXX	FL	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000171	XXX	$XXX	MD	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000169	XXX	$XXX	FL	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000175	XXX	$XXX	CA	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 09/XX/2012 Interest Rate Available Through Date is blank for GFE dated 09/XX/2012.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,135.26 is underdisclosed from calculated Finance Charge of $149,015.31 in the amount of $880.05.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.								Loan Review Complete
135000174	XXX	$XXX	MT	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000176	XXX	$XXX	UT	10/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000178	XXX	$XXX	MD	10/XX/2012	Primary	Purchase	No	No	2	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
135000177	XXX	$XXX	FL	10/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000179	XXX	$XXX	OR	10/XX/2012	Investment	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135000181	XXX	$XXX	FL	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,749.51 is underdisclosed from calculated Finance Charge of $98,125.02 in the amount of $375.51.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000180	XXX	$XXX	PA	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
135000183	XXX	$XXX	FL	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000182	XXX	$XXX	FL	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2012, prior to three (3) business days from transaction date of 09/XX/2012.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135000184	XXX	$XXX	AZ	9/XX/2012	Second Home	Refinance Rate/Term	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

[2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
135000185	XXX	$XXX	NJ	9/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								Loan Review Complete
135000186	XXX	$XXX	PA	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 07/XX/2012 Interest Rate Available Through Date is blank for GFE dated 07/XX/2012.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000188	XXX	$XXX	IL	9/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000187	XXX	$XXX	FL	9/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

																	[2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000190	XXX	$XXX	MI	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
135000189	XXX	$XXX	AR	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
135000191	XXX	$XXX	UT	9/XX/2012	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
135000192	XXX	$XXX	IA	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2012

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000194	XXX	$XXX	FL	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000193	XXX	$XXX	AZ	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2012	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000195	XXX	$XXX	FL	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,761.97 is underdisclosed from calculated Finance Charge of $181,371.63 in the amount of $609.66.
																	EXCEPTION INFO: Unable to apply the lender credit due to missing credit itemization.								Loan Review Complete
135000196	XXX	$XXX	CA	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000197	XXX	$XXX	MA	9/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable

[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000198	XXX	$XXX	TX	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000199	XXX	$XXX	AZ	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000202	XXX	$XXX	CO	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,693.88 is underdisclosed from calculated Finance Charge of $139,888.84 in the amount of $194.96.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000203	XXX	$XXX	CA	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2012, prior to three (3) business days from transaction date of 09/XX/2012.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000204	XXX	$XXX	FL	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,998.11 is underdisclosed from calculated Finance Charge of $67,343.78 in the amount of $345.67.
																	EXCEPTION INFO: Under-disclosure is fee related. Final TIL Itemization did not disclose Prepaid Interest Charges in the amount of $180.78 nor Title Closing Fee in the amount of $450 as Prepaid Finance Charges. Also, Itemization reflects Origination Fee as $75 versus Final HUD that reflects $655 as Prepaid Finance Charges.								Loan Review Complete
135000200	XXX	$XXX	CT	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000201	XXX	$XXX	FL	9/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000205	XXX	$XXX	SC	9/XX/2012	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135000206	XXX	$XXX	NY	8/XX/2012	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
135000208	XXX	$XXX	NJ	8/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000207	XXX	$XXX	FL	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2012	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000209	XXX	$XXX	NJ	8/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000212	XXX	$XXX	VA	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000211	XXX	$XXX	TX	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
135000215	XXX	$XXX	TX	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000210	XXX	$XXX	CA	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000214	XXX	$XXX	FL	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
135000213	XXX	$XXX	WA	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000216	XXX	$XXX	NY	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $303,000.82 is underdisclosed from calculated Finance Charge of $303,193.76 in the amount of $192.94.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
135000217	XXX	$XXX	TX	8/XX/2012	Investment	Refinance Rate/Term			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000219	XXX	$XXX	FL	8/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000218	XXX	$XXX	CA	8/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 06/XX/2012 Interest Rate Available Through Date is blank for GFE dated 06/XX/2012.								Loan Review Complete
135000220	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000221	XXX	$XXX	MD	7/XX/2012	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not signed by borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000222	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2012 used as disbursement date for compliance testing.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2012, prior to three (3) business days from transaction date of 07/XX/2012.								Loan Review Complete
135000223	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000225	XXX	$XXX	NV	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000224	XXX	$XXX	FL	7/XX/2012	Second Home	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000226	XXX	$XXX	CA	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000227	XXX	$XXX	FL	7/XX/2012	Investment	Refinance Rate/Term			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135000228	XXX	$XXX	MD	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.								Loan Review Complete
135000229	XXX	$XXX	AZ	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000230	XXX	$XXX	CA	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000231	XXX	$XXX	MA	7/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2012, GFE Date: 03/XX/2012 Interest Rate Available Through Date is blank for GFE dated 03/XX/2012.
Interest Rate Available Through Date is blank for GFE dated 03/XX/2012.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.								Loan Review Complete
135000232	XXX	$XXX	CA	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2012, prior to three (3) business days from transaction date of 07/XX/2012.								Loan Review Complete
135000233	XXX	$XXX	AZ	7/XX/2012	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
135000234	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000235	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 04/XX/2012 Interest Rate Available Through Date is blank for GFE dated 04/XX/2012.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135000236	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,061.73 is underdisclosed from calculated Finance Charge of $191,304.63 in the amount of $2,242.90.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the final itemization of amount financed. Appears to payment stream related due to MI.								Loan Review Complete
135000237	XXX	$XXX	CO	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000239	XXX	$XXX	OR	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,282.23 is underdisclosed from calculated Finance Charge of $167,365.58 in the amount of $3,083.35.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000238	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2012 Interest Rate Available Through Date is blank for GFE dated 03/XX/2012.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000240	XXX	$XXX	MN	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2012, prior to three (3) business days from transaction date of 07/XX/2012.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135000243	XXX	$XXX	CT	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000242	XXX	$XXX	NV	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.								Loan Review Complete
135000241	XXX	$XXX	MI	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2012, prior to three (3) business days from transaction date of 07/XX/2012.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000244	XXX	$XXX	NJ	7/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000247	XXX	$XXX	TX	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000246	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.								Loan Review Complete
135000245	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2012

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000248	XXX	$XXX	HI	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.								Loan Review Complete
135000249	XXX	$XXX	FL	7/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
135000250	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000254	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000251	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000252	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								Loan Review Complete
135000253	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 05/XX/2012 Interest Rate Available Through Date is blank for GFE dated 05/XX/2012.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000255	XXX	$XXX	UT	6/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 05/XX/2012 Interest Rate Available Through Date is blank for GFE dated 05/XX/2012.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000256	XXX	$XXX	IL	6/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000257	XXX	$XXX	AZ	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000258	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2012 Interest Rate Available Through Date is blank for GFE dated 03/XX/2012.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000259	XXX	$XXX	MD	6/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
135000260	XXX	$XXX	FL	6/XX/2012	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
135000261	XXX	$XXX	CA	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000262	XXX	$XXX	CA	6/XX/2012	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
135000263	XXX	$XXX	WA	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
135000264	XXX	$XXX	AZ	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,921.02 is underdisclosed from calculated Finance Charge of $167,985.98 in the amount of $64.96.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000266	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
135000267	XXX	$XXX	NJ	6/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
135000265	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2012 Interest Rate Available Through Date is blank for GFE dated 03/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,958.66 is underdisclosed from calculated Finance Charge of $76,979.87 in the amount of $1,021.21.
EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing final Itemization of Amount Financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2012, prior to three (3) business days from transaction date of 06/XX/2012.								Loan Review Complete
135000268	XXX	$XXX	OR	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,761.79 is underdisclosed from calculated Finance Charge of $150,910.98 in the amount of $149.19.
																	EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing final Itemization of Amount Financed.								Loan Review Complete
135000271	XXX	$XXX	TX	6/XX/2012	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 05/XX/2012 Interest Rate Available Through Date is blank for GFE dated 05/XX/2012.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000269	XXX	$XXX	PA	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2012

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $309,086.59 is underdisclosed from calculated Finance Charge of $309,660.99 in the amount of $574.40.
																	EXCEPTION INFO: Unable to determine the source of the under disclosure as the file does not contain the Itemization of Amount Financed used at the time of origination								Loan Review Complete
135000270	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2012	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.								Loan Review Complete
135000272	XXX	$XXX	FL	6/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
135000273	XXX	$XXX	MD	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
135000274	XXX	$XXX	FL	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
135000275	XXX	$XXX	AZ	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000277	XXX	$XXX	CA	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2012, prior to three (3) business days from transaction date of 06/XX/2012.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000276	XXX	$XXX	LA	6/XX/2012	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.59810% is underdisclosed from calculated APR of 4.86440% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,630.35 is underdisclosed from calculated Finance Charge of $53,485.59 in the amount of $1,855.24.
EXCEPTION INFO: The under disclosure appears to be caused by the lender not disclosing a broker fee of $1,796.88 or a fee to cancel Inscriptions of $210.00 as a prepaid finance charge on the itemization of amounts financed.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000282	XXX	$XXX	CO	6/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2012	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
135000280	XXX	$XXX	ID	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan. Final TIL not signed. However, acknowledge of receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000278	XXX	$XXX	CA	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000279	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $276,479.27 is underdisclosed from calculated Finance Charge of $277,282.71 in the amount of $803.44.
EXCEPTION INFO: Unable to determine under disclosure due to missing TIL Itemization of amount financed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2012, prior to three (3) business days from transaction date of 05/XX/2012.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000281	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 01/XX/2012 [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000283	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000284	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000285	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2012 Interest Rate Available Through Date is blank for GFE dated 03/XX/2012.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000286	XXX	$XXX	MD	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,178.41 is underdisclosed from calculated Finance Charge of $213,243.39 in the amount of $1,064.98.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.								Loan Review Complete
135000287	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,056.71 is underdisclosed from calculated Finance Charge of $174,431.79 in the amount of $375.08.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Finance Charges. Only Itemization in file has a different loan amount.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000289	XXX	$XXX	PA	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000288	XXX	$XXX	OR	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000290	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,601.79 is underdisclosed from calculated Finance Charge of $90,651.94 in the amount of $50.15.
EXCEPTION INFO: TIL itemization did not disclose a wire fee of $50 as prepaid finance charge.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000291	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 03/XX/2012 Interest Rate Available Through Date is blank for GFE dated 03/XX/2012.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000292	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000293	XXX	$XXX	MI	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
135000294	XXX	$XXX	CA	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000295	XXX	$XXX	MD	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000296	XXX	$XXX	CA	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2012	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
135000297	XXX	$XXX	NY	5/XX/2012	Primary	Purchase	Tested	Yes	No	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000298	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,732.49 is underdisclosed from calculated Finance Charge of $181,501.83 in the amount of $769.34.
																	EXCEPTION INFO: Unable to determine the source of the under disclosure as the loan file is missing the Itemization of Amount Financed								Loan Review Complete
135000300	XXX	$XXX	FL	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000299	XXX	$XXX	CA	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2012, prior to three (3) business days from transaction date of 05/XX/2012.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000301	XXX	$XXX	NV	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135000302	XXX	$XXX	TX	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000303	XXX	$XXX	CA	5/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
135000304	XXX	$XXX	FL	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 02/XX/2012 Interest Rate Available Through Date is blank for GFE dated 02/XX/2012.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.								Loan Review Complete
135000305	XXX	$XXX	NJ	4/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgement of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000306	XXX	$XXX	FL	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
135000309	XXX	$XXX	FL	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2012, prior to three (3) business days from transaction date of 04/XX/2012.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000307	XXX	$XXX	CT	4/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2012, prior to three (3) business days from transaction date of 05/XX/2012.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000308	XXX	$XXX	CA	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000310	XXX	$XXX	PA	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000312	XXX	$XXX	CA	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
135000311	XXX	$XXX	AZ	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000313	XXX	$XXX	NC	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 02/XX/2012 Interest Rate Available Through Date is blank for GFE dated 02/XX/2012.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.								Loan Review Complete
135000314	XXX	$XXX	AZ	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000315	XXX	$XXX	VA	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 02/XX/2012 Interest Rate Available Through Date is blank for GFE dated 02/XX/2012.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.								Loan Review Complete
135000316	XXX	$XXX	MD	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely): Maryland Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing.
EXCEPTION INFO: Lender's application date not found.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
135000317	XXX	$XXX	ID	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.								Loan Review Complete
135000318	XXX	$XXX	NC	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000319	XXX	$XXX	FL	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000320	XXX	$XXX	WA	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000321	XXX	$XXX	CA	4/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000322	XXX	$XXX	FL	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000324	XXX	$XXX	FL	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000323	XXX	$XXX	FL	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000325	XXX	$XXX	CA	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000326	XXX	$XXX	FL	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000327	XXX	$XXX	CT	3/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
135000328	XXX	$XXX	FL	3/XX/2012	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
135000329	XXX	$XXX	CA	3/XX/2012	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.								Loan Review Complete
135000330	XXX	$XXX	FL	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
135000331	XXX	$XXX	AZ	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000332	XXX	$XXX	FL	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
135000333	XXX	$XXX	NY	3/XX/2012	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000336	XXX	$XXX	NC	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
135000335	XXX	$XXX	CA	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.								Loan Review Complete
135000334	XXX	$XXX	DC	3/XX/2012	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
135000337	XXX	$XXX	NJ	3/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 12/XX/2011 Interest Rate Available Through Date is blank for GFE dated 12/XX/2011.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.								Loan Review Complete
135000338	XXX	$XXX	AZ	3/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
135000341	XXX	$XXX	FL	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000339	XXX	$XXX	FL	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,717.90 is underdisclosed from calculated Finance Charge of $48,759.32 in the amount of $41.42.
																	EXCEPTION INFO: TIL Itemization did not disclose $40.00 un-identified component of the $525.00 Settlement Fee as a prepaid finance charge.								Loan Review Complete
135000340	XXX	$XXX	FL	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000344	XXX	$XXX	TX	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 01/XX/2012 Interest Rate Available Through Date is blank for GFE dated 01/XX/2012.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
135000342	XXX	$XXX	AZ	3/XX/2012	Second Home	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000343	XXX	$XXX	CA	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 01/XX/2012 Interest Rate Available Through Date is blank for GFE dated 01/XX/2012.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000345	XXX	$XXX	CA	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000346	XXX	$XXX	NJ	3/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.								Loan Review Complete
135000348	XXX	$XXX	CT	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2012 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2012, prior to three (3) business days from transaction date of 03/XX/2012.								Loan Review Complete
135000347	XXX	$XXX	WA	3/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000349	XXX	$XXX	FL	2/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000350	XXX	$XXX	NJ	2/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000353	XXX	$XXX	MA	2/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,423.48 is underdisclosed from calculated Finance Charge of $172,500.30 in the amount of $76.82.
																	EXCEPTION INFO: The TIL Itemization did not disclose an assignment/DOT fee of $77 as prepaid finance charges as reflected on the hud.								Loan Review Complete
135000351	XXX	$XXX	MI	2/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
135000352	XXX	$XXX	OH	2/XX/2012	Primary	Purchase	No	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
135000354	XXX	$XXX	LA	2/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

																	[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.								Loan Review Complete
135000355	XXX	$XXX	CA	2/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2012	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000356	XXX	$XXX	CA	2/XX/2012	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,654.90 is underdisclosed from calculated Finance Charge of $262,548.84 in the amount of $893.94.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2012, prior to three (3) business days from transaction date of 02/XX/2012.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000358	XXX	$XXX	IL	2/XX/2012	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
135000357	XXX	$XXX	CT	2/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

[2] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.								Loan Review Complete
135000359	XXX	$XXX	MD	2/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
135000360	XXX	$XXX	CA	2/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000361	XXX	$XXX	UT	1/XX/2012	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2012

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000362	XXX	$XXX	NJ	1/XX/2012	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.								Loan Review Complete
135000363	XXX	$XXX	FL	1/XX/2012	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2012	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1								Loan Review Complete
135000364	XXX	$XXX	FL	1/XX/2012	Primary	Purchase	No	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
135000365	XXX	$XXX	PA	1/XX/2012	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
135000366	XXX	$XXX	NY	1/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000367	XXX	$XXX	NY	1/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.								Loan Review Complete
135000369	XXX	$XXX	PA	1/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.								Loan Review Complete
135000368	XXX	$XXX	OR	1/XX/2012	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2011

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
135000370	XXX	$XXX	NJ	1/XX/2012	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000371	XXX	$XXX	NY	12/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2011

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
135000372	XXX	$XXX	FL	12/XX/2011	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000373	XXX	$XXX	CO	11/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2011

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2011, prior to three (3) business days from transaction date of 12/XX/2011.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000374	XXX	$XXX	FL	12/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000375	XXX	$XXX	IL	12/XX/2011	Primary	Purchase	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
135000376	XXX	$XXX	FL	12/XX/2011	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000377	XXX	$XXX	NJ	12/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000378	XXX	$XXX	CT	12/XX/2011	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.42400% is underdisclosed from calculated APR of 4.59592% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,965.29 is underdisclosed from calculated Finance Charge of $117,796.61 in the amount of $2,831.32.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000380	XXX	$XXX	FL	12/XX/2011	Primary	Purchase	No	No	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000379	XXX	$XXX	NJ	12/XX/2011	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000381	XXX	$XXX	TX	12/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
135000383	XXX	$XXX	NJ	12/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $283,226.40 is underdisclosed from calculated Finance Charge of $283,297.70 in the amount of $71.30.
																	EXCEPTION INFO: The itemization of amount financed indicated the prepaid interest was $633.76, the HUD indicates $671.04.								Loan Review Complete
135000382	XXX	$XXX	FL	12/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2011	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,232.35 is underdisclosed from calculated Finance Charge of $160,528.95 in the amount of $1,296.60.
EXCEPTION INFO: Unable to determine the reason for the under disclosure due to the itemization of amount financed prepaid charges is missing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000384	XXX	$XXX	AK	12/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000386	XXX	$XXX	MN	11/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2011

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000385	XXX	$XXX	FL	11/XX/2011	Second Home	Refinance Rate/Term	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home)

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000387	XXX	$XXX	IL	11/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2011

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000388	XXX	$XXX	TX	11/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 10/XX/2011 Interest Rate Available Through Date is blank for GFE dated 10/XX/2011.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

																	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.								Loan Review Complete
135000389	XXX	$XXX	NY	11/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.								Loan Review Complete
135000390	XXX	$XXX	CA	11/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.

																	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.								Loan Review Complete
135000391	XXX	$XXX	FL	11/XX/2011	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $21,324.05 is underdisclosed from calculated Finance Charge of $21,704.04 in the amount of $379.99.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
135000392	XXX	$XXX	AK	10/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000393	XXX	$XXX	IA	10/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 07/XX/2011

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000394	XXX	$XXX	FL	10/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000395	XXX	$XXX	FL	10/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000397	XXX	$XXX	TX	10/XX/2011	Primary	Purchase	No	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.								Loan Review Complete
135000396	XXX	$XXX	TX	10/XX/2011	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000398	XXX	$XXX	CT	9/XX/2011	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank								Loan Review Complete
135000400	XXX	$XXX	NJ	9/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000399	XXX	$XXX	NC	9/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000401	XXX	$XXX	FL	9/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,155.60 is underdisclosed from calculated Finance Charge of $82,209.12 in the amount of $53.52.
																	EXCEPTION INFO: TIL itemization of amount financed did not disclose the $52.50 Subordination Fee as a prepaid finance charge.								Loan Review Complete
135000402	XXX	$XXX	CA	9/XX/2011	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $289,705.30 is underdisclosed from calculated Finance Charge of $292,086.20 in the amount of $2,380.90.
																	EXCEPTION INFO: Under disclosure appears to be fee related and in the payment stream due to MI. Unable to determine under disclosure due to missing itemization of amount financed and missing MI cert.								Loan Review Complete
135000403	XXX	$XXX	TN	9/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.								Loan Review Complete
135000404	XXX	$XXX	CA	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2011	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000405	XXX	$XXX	MN	8/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000407	XXX	$XXX	FL	7/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 05/XX/2011 Interest Rate Available Through Date is blank for GFE dated 05/XX/2011.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000406	XXX	$XXX	IL	7/XX/2011	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
135000408	XXX	$XXX	IL	7/XX/2011	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
135000410	XXX	$XXX	ID	6/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,395.80 is underdisclosed from calculated Finance Charge of $105,845.60 in the amount of $449.80.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Finance Charges. The only Itemization in the file is based on a different loan amount.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000409	XXX	$XXX	MD	6/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2011	[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.								Loan Review Complete
135000411	XXX	$XXX	SC	6/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000412	XXX	$XXX	MD	6/XX/2011	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
135000413	XXX	$XXX	WA	6/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2011

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000414	XXX	$XXX	CA	6/XX/2011	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000415	XXX	$XXX	FL	5/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2011, prior to three (3) business days from transaction date of 05/XX/2011.

[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000416	XXX	$XXX	IL	4/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,421.03 is underdisclosed from calculated Finance Charge of $205,595.80 in the amount of $174.77.
																	EXCEPTION INFO: TIL Itemization disclosed the prepaid interest of $206.78, the Final HUD-1 reflects $525 as prepaid finance charges.								Loan Review Complete
135000417	XXX	$XXX	MN	4/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.								Loan Review Complete
135000418	XXX	$XXX	NJ	3/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000419	XXX	$XXX	MN	3/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000420	XXX	$XXX	IL	3/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.

[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.

																	[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.								Loan Review Complete
135000421	XXX	$XXX	NY	3/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2011	[2] Closing / Title - (Doc Error) HUD Error: An escrow account is disclosed on page 3 of the HUD and escrow types were not identified.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,431.40 is underdisclosed from calculated Finance Charge of $259,397.06 in the amount of $1,965.66.
EXCEPTION INFO: Unable to determine under disclosure due to missing the TIL itemization of amount financed.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
135000422	XXX	$XXX	CA	3/XX/2011	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
135000423	XXX	$XXX	ID	2/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000424	XXX	$XXX	CA	2/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000426	XXX	$XXX	IL	2/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
135000425	XXX	$XXX	NY	2/XX/2011	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
135000427	XXX	$XXX	NM	2/XX/2011	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.

[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.

[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000428	XXX	$XXX	FL	1/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at home loan Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000429	XXX	$XXX	IL	1/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000430	XXX	$XXX	VA	1/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000431	XXX	$XXX	NJ	1/XX/2011	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000432	XXX	$XXX	VA	1/XX/2011	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

																	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.								Loan Review Complete
135000433	XXX	$XXX	MD	1/XX/2011	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
135000434	XXX	$XXX	FL	1/XX/2011	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000435	XXX	$XXX	NY	12/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000436	XXX	$XXX	VA	12/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000437	XXX	$XXX	ID	12/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000438	XXX	$XXX	IL	12/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.								Loan Review Complete
135000439	XXX	$XXX	IL	12/XX/2010	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000440	XXX	$XXX	NC	12/XX/2010	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,875.37 is underdisclosed from calculated Finance Charge of $87,041.44 in the amount of $166.07.
																	EXCEPTION INFO: Unable to determine reason for fee under disclosure due to missing Final TIL itemization.								Loan Review Complete
135000441	XXX	$XXX	VA	11/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000442	XXX	$XXX	FL	11/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								Loan Review Complete
135000444	XXX	$XXX	IL	11/XX/2010	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000443	XXX	$XXX	NY	11/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000446	XXX	$XXX	NY	11/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000445	XXX	$XXX	TX	11/XX/2010	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
135000447	XXX	$XXX	NH	11/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.								Loan Review Complete
135000450	XXX	$XXX	NJ	11/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,964.63 is underdisclosed from calculated Finance Charge of $54,020.34 in the amount of $55.71.
EXCEPTION INFO: TIL itemization did not disclose a Title Related Services fee of $55 as prepaid finance charge.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000448	XXX	$XXX	NJ	11/XX/2010	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,636.97 is underdisclosed from calculated Finance Charge of $229,700.08 in the amount of $63.11.
EXCEPTION INFO: Unable to determine reason for underdisclosure due to missing final TIL Itemization of Amount Financed.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000449	XXX	$XXX	NC	10/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000451	XXX	$XXX	TN	10/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2010

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000452	XXX	$XXX	NH	10/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000453	XXX	$XXX	FL	10/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2010	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000454	XXX	$XXX	AZ	10/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2010, prior to three (3) business days from transaction date of 10/XX/2010.								Loan Review Complete
135000455	XXX	$XXX	FL	9/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000456	XXX	$XXX	WA	9/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
EXCEPTION INFO: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000457	XXX	$XXX	CA	9/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000458	XXX	$XXX	NY	9/XX/2010	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,287.18 is underdisclosed from calculated Finance Charge of $294,965.98 in the amount of $1,678.80.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000459	XXX	$XXX	NY	9/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $41,182.23 is underdisclosed from calculated Finance Charge of $41,632.38 in the amount of $450.15.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000460	XXX	$XXX	AZ	9/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,787.53 is underdisclosed from calculated Finance Charge of $106,247.25 in the amount of $459.72.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
135000461	XXX	$XXX	TX	8/XX/2010	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000463	XXX	$XXX	NY	8/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000462	XXX	$XXX	NC	8/XX/2010	Second Home	Refinance Cash-out - Debt Consolidation	No	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.								Loan Review Complete
135000464	XXX	$XXX	VA	8/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2010

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

																	[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.								Loan Review Complete
135000466	XXX	$XXX	CA	8/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2010 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2010, prior to three (3) business days from transaction date of 08/XX/2010.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000465	XXX	$XXX	NM	8/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,459.23 is underdisclosed from calculated Finance Charge of $169,734.17 in the amount of $274.94.
EXCEPTION INFO: Loan origination fee of $275  was not included in finance charge.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000468	XXX	$XXX	FL	6/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Credit Documentation - Missing Document: Credit Report not provided	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,181.02 is underdisclosed from calculated Finance Charge of $218,231.79 in the amount of $50.77.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000467	XXX	$XXX	VA	7/XX/2010	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135000469	XXX	$XXX	NY	7/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000470	XXX	$XXX	TX	7/XX/2010	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.								Loan Review Complete
135000471	XXX	$XXX	NJ	6/XX/2010	Primary	Purchase	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2010	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,953.19 is underdisclosed from calculated Finance Charge of $286,377.46 in the amount of $424.27.
EXCEPTION INFO: TIL Itemization disclosed prepaid finance charges in the amount of $2,506.01 and final HUD reflects $2930.2. Itemization includes $850 Attorney fee and final HUD does not. Itemization also includes $271.64 and $70 in title fees that are not listed on the final HUD.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000472	XXX	$XXX	IL	6/XX/2010	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000473	XXX	$XXX	IL	6/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 04/XX/2010 Interest Rate Available Through Date is blank for GFE dated 04/XX/2010.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,093.05 is underdisclosed from calculated Finance Charge of $170,393.17 in the amount of $300.12.
EXCEPTION INFO: TIL itemization did not disclose an email fee of $50, a settlement fee of $200, and a courier fee of $50 as prepaid finance charges.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000474	XXX	$XXX	NJ	5/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2010

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								Loan Review Complete
135000476	XXX	$XXX	WA	5/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2010

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000475	XXX	$XXX	CO	5/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower’s ability to repay not verified with reliable documentation.

[2] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document).

[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000477	XXX	$XXX	WA	4/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000478	XXX	$XXX	IL	4/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2010, prior to three (3) business days from transaction date of 04/XX/2010.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000479	XXX	$XXX	MD	4/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2010	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000480	XXX	$XXX	VA	4/XX/2010	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135000481	XXX	$XXX	CA	4/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000482	XXX	$XXX	PA	3/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,999.47 is underdisclosed from calculated Finance Charge of $99,393.23 in the amount of $393.76.
																	EXCEPTION INFO: Itemization shows the lender did not include the discount fee of $393.83 as a prepaid finance charge.								Loan Review Complete
135000484	XXX	$XXX	VA	3/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2010

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000483	XXX	$XXX	NY	3/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2010

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000485	XXX	$XXX	NY	3/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2019

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $376,419.73 is underdisclosed from calculated Finance Charge of $376,492.93 in the amount of $73.20.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2010, prior to three (3) business days from transaction date of 03/XX/2010.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135000486	XXX	$XXX	NM	3/XX/2010	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000487	XXX	$XXX	NJ	3/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.								Loan Review Complete
135000488	XXX	$XXX	NY	3/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,012.80 is underdisclosed from calculated Finance Charge of $274,694.42 in the amount of $681.62.
EXCEPTION INFO: Unable to determine the reason for the under disclosure.  Subject Final TIL Itemization is  not provided.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000489	XXX	$XXX	NJ	2/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	Yes	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000490	XXX	$XXX	NY	2/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2009

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed; however, acknowledgement of receipt in file signed by borrower

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000493	XXX	$XXX	TN	2/XX/2010	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2009

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.

[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
135000491	XXX	$XXX	NC	2/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2010	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.								Loan Review Complete
135000492	XXX	$XXX	FL	2/XX/2010	Second Home	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.

[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.

																	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000494	XXX	$XXX	CA	2/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2010

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees without a cure due to missing information.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 1/HUD 801 Fees without a cure due to missing information.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 2/HUD 802 Fees without a cure due to missing information.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 8/HUD 1203 Transfer Tax Fees without a cure due to missing information.

[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block A/HUD 803 Fees without a cure due to missing information.

[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.

[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.

[2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.

[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - RESPA -  Initial GFE Missing: Unable to determine if the Good Faith Estimate was provided due to missing information.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual interest rate due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Amount due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Term due to missing information.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual payment due to missing information.

[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.

[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.

[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.

[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.

[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.

[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information.

[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,088.13 is underdisclosed from calculated Finance Charge of $208,696.41 in the amount of $608.28.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.								Loan Review Complete
135000495	XXX	$XXX	CT	1/XX/2010	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000496	XXX	$XXX	MD	1/XX/2010	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.								Loan Review Complete
135000497	XXX	$XXX	PA	12/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: Close at Home Loan. Final HUD-1 not signed by borrowers however, Acknowledgment of Receipt is in the file signed by borrowers. This unsigned HUD was used for compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan. Final TIL not signed however, Acknowledgement of Receipt in file signed by borrower.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.								Loan Review Complete
135000499	XXX	$XXX	WA	11/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2009, prior to three (3) business days from transaction date of 11/XX/2009.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000498	XXX	$XXX	IL	11/XX/2009	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135000500	XXX	$XXX	TX	11/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2009

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000501	XXX	$XXX	NC	11/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135000502	XXX	$XXX	VA	10/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2009, prior to three (3) business days from transaction date of 10/XX/2009.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000503	XXX	$XXX	MN	10/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $374,387.06 is underdisclosed from calculated Finance Charge of $374,501.93 in the amount of $114.87.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000504	XXX	$XXX	NJ	10/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000505	XXX	$XXX	NJ	10/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2009 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,129.51 is underdisclosed from calculated Finance Charge of $205,189.61 in the amount of $60.10.
																	EXCEPTION INFO: Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135000506	XXX	$XXX	MD	10/XX/2009	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000507	XXX	$XXX	VA	9/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000508	XXX	$XXX	IL	9/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $238,615.61 is underdisclosed from calculated Finance Charge of $238,663.34 in the amount of $47.73.
EXCEPTION INFO: TIL itemization did not disclose an assignment recording fee of $50.25 as prepaid finance charge.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
135000509	XXX	$XXX	IL	9/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2009	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135000510	XXX	$XXX	NY	9/XX/2009	Primary	Purchase			Yes	No		1			1										Loan Review Complete
135000511	XXX	$XXX	CA	9/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2009	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.								Loan Review Complete
135000512	XXX	$XXX	CA	8/XX/2009	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135000513	XXX	$XXX	WA	8/XX/2009	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000514	XXX	$XXX	MD	8/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000515	XXX	$XXX	IL	8/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	Yes	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000516	XXX	$XXX	NH	8/XX/2009	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135000517	XXX	$XXX	OR	7/XX/2009	Second Home	Refinance Rate/Term			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000518	XXX	$XXX	DE	7/XX/2009	Primary	Purchase			No	No		1			1										Loan Review Complete
135000519	XXX	$XXX	MD	7/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.

[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000521	XXX	$XXX	WA	7/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2009	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000520	XXX	$XXX	CA	7/XX/2009	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000522	XXX	$XXX	NJ	7/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135000523	XXX	$XXX	CT	7/XX/2009	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000524	XXX	$XXX	PA	6/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000525	XXX	$XXX	NJ	6/XX/2009	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135000526	XXX	$XXX	NJ	6/XX/2009	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000527	XXX	$XXX	NJ	5/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000528	XXX	$XXX	MD	5/XX/2009	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
135000529	XXX	$XXX	NY	4/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000531	XXX	$XXX	CA	4/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135000530	XXX	$XXX	OH	4/XX/2009	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000532	XXX	$XXX	PA	3/XX/2009	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000533	XXX	$XXX	NJ	3/XX/2009	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
135000534	XXX	$XXX	SC	3/XX/2009	Primary	Refinance Cash-out - Other			Yes	Yes		1			1										Loan Review Complete
135000535	XXX	$XXX	IL	3/XX/2009	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
135000536	XXX	$XXX	MD	3/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000537	XXX	$XXX	WA	3/XX/2009	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000538	XXX	$XXX	NJ	2/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
135000539	XXX	$XXX	TN	2/XX/2009	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,828.15 is underdisclosed from calculated Finance Charge of $164,895.80 in the amount of $67.65.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000540	XXX	$XXX	IL	2/XX/2009	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,316.82 is underdisclosed from calculated Finance Charge of $149,355.89 in the amount of $39.07.
																	EXCEPTION INFO: TIL Itemization did not disclose a Subordination Recording Fee of $39 as a prepaid fiance charge.								Loan Review Complete
135000541	XXX	$XXX	CA	2/XX/2009	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000542	XXX	$XXX	MD	1/XX/2009	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000543	XXX	$XXX	CO	12/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000546	XXX	$XXX	NY	12/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 12/XX/2008								Loan Review Complete
135000544	XXX	$XXX	IN	12/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135000545	XXX	$XXX	FL	12/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
135000547	XXX	$XXX	NC	12/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $275,361.14 is underdisclosed from calculated Finance Charge of $276,160.85 in the amount of $799.71.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000548	XXX	$XXX	IL	12/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000549	XXX	$XXX	CA	12/XX/2008	Primary	Purchase			Yes	No		1			1										Loan Review Complete
135000552	XXX	$XXX	CT	12/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000551	XXX	$XXX	VA	12/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135000550	XXX	$XXX	HI	12/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000553	XXX	$XXX	IL	11/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135000554	XXX	$XXX	TX	11/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000555	XXX	$XXX	CA	11/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000556	XXX	$XXX	MD	11/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 09/XX/2008	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.								Loan Review Complete
135000557	XXX	$XXX	CA	10/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000558	XXX	$XXX	NC	10/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
135000559	XXX	$XXX	FL	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000560	XXX	$XXX	WA	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.								Loan Review Complete
135000561	XXX	$XXX	PA	10/XX/2008	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000562	XXX	$XXX	NJ	10/XX/2008	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
135000563	XXX	$XXX	IL	10/XX/2008	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
135000565	XXX	$XXX	WA	10/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000564	XXX	$XXX	NY	10/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $392,039.16 is underdisclosed from calculated Finance Charge of $392,369.38 in the amount of $330.22.
																	EXCEPTION INFO: Underdisclosure is due to $90 Courier/Messenger Fee charged on HUD but listed as $35 on Itemization of Amount Financed and $275 Title Pick Up Fee charged on HUD but not included in prepaid finance charges on Itemization.								Loan Review Complete
135000568	XXX	$XXX	CA	10/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000566	XXX	$XXX	CA	10/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000567	XXX	$XXX	FL	10/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000569	XXX	$XXX	FL	9/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								Loan Review Complete
135000570	XXX	$XXX	AZ	9/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
135000571	XXX	$XXX	FL	9/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000572	XXX	$XXX	CA	9/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000573	XXX	$XXX	MD	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,396.04 is underdisclosed from calculated Finance Charge of $219,582.20 in the amount of $186.16.
																	EXCEPTION INFO: TIL Itemization did not disclose the file scanning/Storage fee of $50, procure release of $70, and hand recording of $100 as prepaid finance charges.								Loan Review Complete
135000574	XXX	$XXX	NY	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
135000575	XXX	$XXX	NC	9/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000576	XXX	$XXX	MI	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,822.48 is underdisclosed from calculated Finance Charge of $86,877.73 in the amount of $55.25.
																	EXCEPTION INFO: TIL Itemization did not disclose the Recording Service Fee of $20.00 or the Wire Fee of $35.00 as prepaid finance charges.								Loan Review Complete
135000578	XXX	$XXX	CT	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
135000577	XXX	$XXX	IL	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $374,957.38 is underdisclosed from calculated Finance Charge of $375,164.95 in the amount of $207.57.
																	EXCEPTION INFO: TIL itemization of amount financed did not disclose the $200 Signing Fee ($50 After Hours fee & $150 Remote Fee) as a prepaid finance charge.								Loan Review Complete
135000579	XXX	$XXX	FL	9/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
135000581	XXX	$XXX	WA	8/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.								Loan Review Complete
135000580	XXX	$XXX	OR	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000582	XXX	$XXX	FL	8/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000583	XXX	$XXX	TX	8/XX/2008	Second Home	Purchase			No	No		1			1										Loan Review Complete
135000584	XXX	$XXX	NC	8/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
135000585	XXX	$XXX	NM	8/XX/2008	Primary	Construction-Permanent	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000586	XXX	$XXX	FL	4/XX/2008	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135000587	XXX	$XXX	NY	8/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000588	XXX	$XXX	NJ	7/XX/2008	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
135000589	XXX	$XXX	NY	7/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000591	XXX	$XXX	NY	7/XX/2008	Primary	Refinance Cash-out - Home Improvement			Yes	No		2			2		[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135000590	XXX	$XXX	IL	7/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,585.55 is underdisclosed from calculated Finance Charge of $150,880.38 in the amount of $294.83.
																	EXCEPTION INFO: The TIL Itemization did not disclose a recording service fee of $100 and an after hours/closing fee of $175 as prepaid finance charges. The TIL itemization reflected title courier fee of $30 that is reflected on the hud at $50 as prepaid finance charges.								Loan Review Complete
135000592	XXX	$XXX	IL	7/XX/2008	Investment	Refinance Cash-out - Other			No	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000593	XXX	$XXX	NJ	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
135000594	XXX	$XXX	MN	7/XX/2008	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000595	XXX	$XXX	CA	7/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $451,043.92 is underdisclosed from calculated Finance Charge of $451,127.79 in the amount of $83.87.
																	EXCEPTION INFO: Payment streams match. Fees are under disclosed $83.87. Itemization not provided. Unable to determine under disclosure due to missing Itemization of amount financed								Loan Review Complete
135000596	XXX	$XXX	FL	7/XX/2008	Second Home	Purchase			No	No		1			1										Loan Review Complete
135000597	XXX	$XXX	FL	7/XX/2008	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000598	XXX	$XXX	LA	6/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.								Loan Review Complete
135000599	XXX	$XXX	SC	6/XX/2008	Primary	Purchase	Yes	Yes	Yes	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135000600	XXX	$XXX	CA	6/XX/2008	Primary	Purchase	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000601	XXX	$XXX	CA	6/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.								Loan Review Complete
135000602	XXX	$XXX	AZ	6/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000603	XXX	$XXX	FL	6/XX/2008	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000604	XXX	$XXX	FL	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000605	XXX	$XXX	NJ	6/XX/2008	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
135000606	XXX	$XXX	NY	6/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $462,374.35 is underdisclosed from calculated Finance Charge of $462,569.35 in the amount of $195.00.
																	EXCEPTION INFO: The TIL itemization did not disclose an email fee of $50 and courier fee of $115 as prepaid finance charges.								Loan Review Complete
135000607	XXX	$XXX	IN	6/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,720.41 is underdisclosed from calculated Finance Charge of $121,860.64 in the amount of $140.23.
																	EXCEPTION INFO: TIL Itemization finance charge calculation does not include the following title charges: $100 Service Charges, $50 Recording Service.								Loan Review Complete
135000608	XXX	$XXX	NJ	6/XX/2008	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
135000609	XXX	$XXX	HI	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135000610	XXX	$XXX	FL	5/XX/2008	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
135000612	XXX	$XXX	AZ	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000611	XXX	$XXX	CO	5/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000613	XXX	$XXX	NY	5/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $601,575.44 is underdisclosed from calculated Finance Charge of $601,698.15 in the amount of $122.71.
																	EXCEPTION INFO: TIL itemization did not disclose an escrow service fee of $80 as prepaid finance charge. Lenders Final TIL represents 137 monthly payments of MI. Whereas audited finance charge reflects 138 monthly payments of MI and a fall-off after approximately 78% LTV.								Loan Review Complete
135000615	XXX	$XXX	SC	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135000614	XXX	$XXX	NJ	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000616	XXX	$XXX	MA	5/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

																	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable								Loan Review Complete
135000619	XXX	$XXX	PA	5/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000617	XXX	$XXX	IL	5/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $295,047.62 is underdisclosed from calculated Finance Charge of $295,172.64 in the amount of $125.02.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000620	XXX	$XXX	NC	5/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
135000618	XXX	$XXX	CA	5/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000621	XXX	$XXX	OR	5/XX/2008	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000622	XXX	$XXX	NC	5/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,124.30 is underdisclosed from calculated Finance Charge of $182,199.98 in the amount of $75.68.
																	EXCEPTION INFO: The TIL itemization disclosed the Attorney Fee as $525.00. Per the final HUD-1, the actual cost was $550.00. The TIL itemization disclosed the Courier Fee as $70.00. Per the final HUD-1, the actual cost was $76.00. TIL Itemization did not disclose the Email/E-doc fee of $38.00 as a prepaid finance charge. The total of the previous is $69.00 under-disclosed.								Loan Review Complete
135000623	XXX	$XXX	IL	5/XX/2008	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000624	XXX	$XXX	IL	5/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.								Loan Review Complete
135000625	XXX	$XXX	OR	5/XX/2008	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000626	XXX	$XXX	NY	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000627	XXX	$XXX	NY	5/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000628	XXX	$XXX	CA	5/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000629	XXX	$XXX	PA	5/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $276,349.97 is underdisclosed from calculated Finance Charge of $276,489.23 in the amount of $139.26.
																	EXCEPTION INFO: TIL Itemization did not disclose 5 separate fees totaling $135.00 as prepaid finance charges. The TIL itemization also disclosed a Courier Fee as $70.00. Per the final HUD-1, the actual cost was $65.00. The difference is $130.00 under-disclosed.								Loan Review Complete
135000630	XXX	$XXX	CA	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
135000631	XXX	$XXX	FL	5/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,482.64 is underdisclosed from calculated Finance Charge of $156,634.38 in the amount of $151.74.
																	EXCEPTION INFO: TIL Itemization did not disclose $150.00 Outside Closing Fee as a prepaid finance charge.								Loan Review Complete
135000632	XXX	$XXX	DE	5/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000633	XXX	$XXX	FL	5/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000634	XXX	$XXX	CA	4/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000635	XXX	$XXX	IL	4/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $330,022.78 is underdisclosed from calculated Finance Charge of $330,144.55 in the amount of $121.77.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135000636	XXX	$XXX	SC	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000637	XXX	$XXX	AZ	4/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000639	XXX	$XXX	SC	4/XX/2008	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135000638	XXX	$XXX	NC	4/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135000640	XXX	$XXX	NY	4/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000642	XXX	$XXX	SC	4/XX/2008	Primary	Purchase			Yes	Yes		2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135000641	XXX	$XXX	NJ	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
135000643	XXX	$XXX	CA	4/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000644	XXX	$XXX	NJ	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $429,206.20 is underdisclosed from calculated Finance Charge of $429,254.49 in the amount of $48.29.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000645	XXX	$XXX	FL	4/XX/2008	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
135000646	XXX	$XXX	FL	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000647	XXX	$XXX	IN	3/XX/2008	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,520.06 is underdisclosed from calculated Finance Charge of $181,630.06 in the amount of $110.00.
																	EXCEPTION INFO: Unable to determine under disclosure, due to missing itemization of amount financed.								Loan Review Complete
135000648	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000649	XXX	$XXX	MD	3/XX/2008	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000650	XXX	$XXX	IN	3/XX/2008	Primary	Purchase			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000651	XXX	$XXX	FL	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000652	XXX	$XXX	NV	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000653	XXX	$XXX	WA	3/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000655	XXX	$XXX	CA	3/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000656	XXX	$XXX	NV	3/XX/2008	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000654	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000657	XXX	$XXX	NY	3/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $414,536.23 is underdisclosed from calculated Finance Charge of $415,836.10 in the amount of $1,299.87.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000660	XXX	$XXX	IL	3/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
135000658	XXX	$XXX	FL	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000661	XXX	$XXX	NY	3/XX/2008	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000659	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000662	XXX	$XXX	IL	3/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
EXCEPTION INFO: Prepayment charge not allowed per state (IL) - max prepayment charge for (IL) is 3%, 2% 1% - note states 6 months interest. Lender is XXX.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000663	XXX	$XXX	HI	3/XX/2008	Second Home	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000664	XXX	$XXX	NY	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000665	XXX	$XXX	FL	3/XX/2008	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $332,971.49 is underdisclosed from calculated Finance Charge of $334,540.52 in the amount of $1,569.03.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
135000666	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000667	XXX	$XXX	NY	3/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,597.51 is underdisclosed from calculated Finance Charge of $256,793.92 in the amount of $196.41.
																	EXCEPTION INFO: TIL itemization did not disclose a tile pick up fee of $150 and a recording fee of $170 as prepaid finance charges.								Loan Review Complete
135000669	XXX	$XXX	OH	3/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.

[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.

[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000668	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000670	XXX	$XXX	NC	3/XX/2008	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
135000671	XXX	$XXX	OR	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,202.23 is underdisclosed from calculated Finance Charge of $232,482.84 in the amount of $280.61.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000672	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135000673	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
135000674	XXX	$XXX	CA	3/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.								Loan Review Complete
135000675	XXX	$XXX	FL	3/XX/2008	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000676	XXX	$XXX	NC	2/XX/2008	Primary	Purchase			Yes	No		1			1										Loan Review Complete
135000678	XXX	$XXX	OR	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000677	XXX	$XXX	FL	2/XX/2008	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000679	XXX	$XXX	CA	2/XX/2008	Second Home	Refinance Rate/Term	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000680	XXX	$XXX	CA	2/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000681	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,340.56 is underdisclosed from calculated Finance Charge of $168,099.60 in the amount of $3,759.04.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135000683	XXX	$XXX	PA	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000682	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000684	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
135000685	XXX	$XXX	VA	2/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000686	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000687	XXX	$XXX	HI	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $619,468.59 is underdisclosed from calculated Finance Charge of $619,549.92 in the amount of $81.33.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
135000689	XXX	$XXX	NJ	2/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2008								Loan Review Complete
135000688	XXX	$XXX	CO	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000690	XXX	$XXX	TX	2/XX/2008	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000691	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000692	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000693	XXX	$XXX	NJ	2/XX/2008	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000694	XXX	$XXX	NY	5/XX/2006	Primary	Purchase	No	No	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000695	XXX	$XXX	AZ	2/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000696	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000697	XXX	$XXX	LA	2/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000698	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,627.75 is underdisclosed from calculated Finance Charge of $182,141.53 in the amount of $513.78.
																	EXCEPTION INFO: The TIL itemization did not disclose an email fee of $100, loan tie-in of $150, sub escrow of $40, courier fee of $80 or wire fee of $25 as prepaid finance charges.								Loan Review Complete
135000699	XXX	$XXX	VA	2/XX/2008	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000700	XXX	$XXX	CA	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000701	XXX	$XXX	NV	2/XX/2008	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000702	XXX	$XXX	FL	2/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000703	XXX	$XXX	VA	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000704	XXX	$XXX	VA	1/XX/2008	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000705	XXX	$XXX	MD	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000706	XXX	$XXX	CA	1/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $413,563.96 is underdisclosed from calculated Finance Charge of $413,831.20 in the amount of $267.24.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.								Loan Review Complete
135000707	XXX	$XXX	NJ	1/XX/2008	Primary	Purchase	No	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2008	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
135000709	XXX	$XXX	FL	1/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000708	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000710	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $281,325.08 is underdisclosed from calculated Finance Charge of $281,368.78 in the amount of $43.70.
																	EXCEPTION INFO: TIL Itemization did not disclosed courier fee $75 and wire fee $30 and as prepaid charges, however, final HUD reflects fees as such.								Loan Review Complete
135000711	XXX	$XXX	NJ	1/XX/2008	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,755.64 is underdisclosed from calculated Finance Charge of $292,870.52 in the amount of $114.88.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed								Loan Review Complete
135000712	XXX	$XXX	NC	1/XX/2008	Primary	Purchase			Yes	No		1			1										Loan Review Complete
135000713	XXX	$XXX	MA	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000714	XXX	$XXX	NV	1/XX/2008	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
135000715	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
135000716	XXX	$XXX	OR	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000717	XXX	$XXX	CA	1/XX/2008	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
135000718	XXX	$XXX	CT	1/XX/2008	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000719	XXX	$XXX	IL	1/XX/2008	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000720	XXX	$XXX	LA	1/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
135000721	XXX	$XXX	MA	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000722	XXX	$XXX	WA	1/XX/2008	Primary	Purchase			No	No		1			1										Loan Review Complete
135000723	XXX	$XXX	CA	1/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.74310% is overdisclosed from calculated APR of 3.53738% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $397,795.33 is underdisclosed from calculated Finance Charge of $398,208.75 in the amount of $413.42.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135000724	XXX	$XXX	FL	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000725	XXX	$XXX	OR	1/XX/2008	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000726	XXX	$XXX	MA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
135000727	XXX	$XXX	VA	1/XX/2008	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000728	XXX	$XXX	CA	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
135000729	XXX	$XXX	CA	1/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000730	XXX	$XXX	NY	1/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000731	XXX	$XXX	TX	1/XX/2008	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000732	XXX	$XXX	PA	1/XX/2008	Primary	Purchase	No	No	2	2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $333,049.76 is underdisclosed from calculated Finance Charge of $333,449.42 in the amount of $399.66.
																	EXCEPTION INFO: TIL itemization did not disclose an application fee of $500 as prepaid finance charge.								Loan Review Complete
135000733	XXX	$XXX	MI	1/XX/2008	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000734	XXX	$XXX	IL	1/XX/2008	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000735	XXX	$XXX	WA	12/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000736	XXX	$XXX	CA	12/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,863.85 is underdisclosed from calculated Finance Charge of $345,583.50 in the amount of $719.65.
																	EXCEPTION INFO: Unable to determine reason for fee under disclosure due to missing Final TIL itemization.								Loan Review Complete
135000737	XXX	$XXX	PA	12/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000738	XXX	$XXX	CA	12/XX/2007	Primary	Purchase			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000739	XXX	$XXX	CA	12/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000740	XXX	$XXX	PA	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000741	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $555,132.77 is underdisclosed from calculated Finance Charge of $555,482.91 in the amount of $350.14.
																	EXCEPTION INFO: TIL Itemization does not include $250 loan tie-in fee, and includes $35 fedx/misc fees, not itemizing wire fee, with actual courier totaling $100 and wire $35.								Loan Review Complete
135000742	XXX	$XXX	FL	12/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000743	XXX	$XXX	MD	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000744	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000745	XXX	$XXX	CT	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000746	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
135000748	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
135000747	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000749	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Cash-out - Home Improvement	Tested	Yes	No	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000751	XXX	$XXX	FL	12/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
135000750	XXX	$XXX	NJ	12/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000752	XXX	$XXX	MD	12/XX/2007	Investment	Refinance Cash-out - Debt Consolidation			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000753	XXX	$XXX	NY	12/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
135000754	XXX	$XXX	NJ	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
135000755	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000756	XXX	$XXX	AZ	12/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135000757	XXX	$XXX	PA	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135000758	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000759	XXX	$XXX	FL	12/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
135000761	XXX	$XXX	SC	12/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.59170% is underdisclosed from calculated APR of 6.55595% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $371,191.13 is underdisclosed from calculated Finance Charge of $467,437.81 in the amount of $96,246.68.
																	EXCEPTION INFO: Unable to determine the source of the under disclosure as the Index used at time of origination was not located in the loan file.								Loan Review Complete
135000760	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Closing / Title - Security Instrument is not signed by borrower(s).	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $380,904.03 is underdisclosed from calculated Finance Charge of $381,509.17 in the amount of $605.14.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing TIL Itemization of amount financed.								Loan Review Complete
135000762	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2007								Loan Review Complete
135000763	XXX	$XXX	MD	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.41700% is underdisclosed from calculated APR of 6.55615% outside of 0.125% tolerance.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $394,399.31 is underdisclosed from calculated Finance Charge of $397,226.52 in the amount of $2,827.21.
EXCEPTION INFO: Itemization of amount financed does not include a $3,145 origination fee as prepaid finance charges.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000764	XXX	$XXX	FL	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000765	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000766	XXX	$XXX	NY	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000767	XXX	$XXX	IL	12/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible on a loan with an interest rate greater than 8%.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000768	XXX	$XXX	FL	12/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000769	XXX	$XXX	CA	12/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000770	XXX	$XXX	FL	11/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000771	XXX	$XXX	AZ	11/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,851.17 is underdisclosed from calculated Finance Charge of $261,610.52 in the amount of $2,759.35.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135000773	XXX	$XXX	SC	11/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135000772	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
135000775	XXX	$XXX	MD	11/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000776	XXX	$XXX	IL	11/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000774	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000778	XXX	$XXX	FL	11/XX/2007	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000777	XXX	$XXX	ID	11/XX/2007	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000779	XXX	$XXX	CO	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000780	XXX	$XXX	FL	11/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
135000781	XXX	$XXX	MD	11/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000782	XXX	$XXX	NJ	11/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000783	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000787	XXX	$XXX	CA	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000786	XXX	$XXX	VA	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,592.18 is underdisclosed from calculated Finance Charge of $251,670.32 in the amount of $78.14.
																	EXCEPTION INFO: TIL itemization did not disclose a Update and Record fee of $50 and an ESF fee of $20 as prepaid finance charges.								Loan Review Complete
135000784	XXX	$XXX	CO	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000785	XXX	$XXX	NJ	11/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000788	XXX	$XXX	FL	11/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,764.75 is underdisclosed from calculated Finance Charge of $259,928.72 in the amount of $1,163.97.
																	EXCEPTION INFO: The under disclosure is due to the lender discontinuing the MI premium at 120 months. The loan did not reach 78% until the 169th month. The lender did not disclose the correct MI premiums.								Loan Review Complete
135000789	XXX	$XXX	NJ	11/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000790	XXX	$XXX	NY	11/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000791	XXX	$XXX	NY	11/XX/2007	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
135000792	XXX	$XXX	FL	11/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135000793	XXX	$XXX	IL	10/XX/2007	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000794	XXX	$XXX	MD	10/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000795	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000796	XXX	$XXX	FL	10/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000797	XXX	$XXX	NJ	10/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000798	XXX	$XXX	FL	10/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000799	XXX	$XXX	PA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000800	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000802	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $638,556.66 is underdisclosed from calculated Finance Charge of $638,619.72 in the amount of $63.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135000801	XXX	$XXX	NY	10/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000803	XXX	$XXX	OR	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000805	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000806	XXX	$XXX	CA	10/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000804	XXX	$XXX	NJ	10/XX/2007	Investment	Refinance Rate/Term			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000807	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $267,005.26 is underdisclosed from calculated Finance Charge of $267,043.76 in the amount of $38.50.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
135000808	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000809	XXX	$XXX	NV	10/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000810	XXX	$XXX	FL	10/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.								Loan Review Complete
135000811	XXX	$XXX	MD	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000812	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135000815	XXX	$XXX	NJ	10/XX/2007	Investment	Purchase			No	Yes		1			1										Loan Review Complete
135000813	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000814	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000817	XXX	$XXX	FL	10/XX/2007	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000818	XXX	$XXX	NY	10/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
135000816	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000819	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000820	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000821	XXX	$XXX	MI	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000822	XXX	$XXX	PA	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000823	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000824	XXX	$XXX	IL	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000825	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000827	XXX	$XXX	TX	10/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $233,253.76 is underdisclosed from calculated Finance Charge of $233,512.35 in the amount of $258.59.
																	EXCEPTION INFO: Unable to determine reason for fee under disclosure due to missing Final TIL itemization.								Loan Review Complete
135000826	XXX	$XXX	AZ	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000828	XXX	$XXX	CA	10/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000829	XXX	$XXX	WA	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000830	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000831	XXX	$XXX	NY	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000832	XXX	$XXX	CA	10/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000833	XXX	$XXX	TX	10/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135000834	XXX	$XXX	NJ	10/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000835	XXX	$XXX	FL	10/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000836	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000837	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000838	XXX	$XXX	CO	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000839	XXX	$XXX	VA	9/XX/2007	Primary	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
135000840	XXX	$XXX	SC	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,091.05 does not match Calculated P&I of $1,088.61	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135000844	XXX	$XXX	MD	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000841	XXX	$XXX	FL	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $457,481.58 is underdisclosed from calculated Finance Charge of $457,639.93 in the amount of $158.35.
																	EXCEPTION INFO: Final TIL payment stream does not match calculated payment stream and appears to be a discrepancy in MI payments.								Loan Review Complete
135000842	XXX	$XXX	SC	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135000843	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000845	XXX	$XXX	PA	9/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000846	XXX	$XXX	MI	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000847	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000848	XXX	$XXX	PA	9/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
135000849	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,655.92 is underdisclosed from calculated Finance Charge of $253,954.85 in the amount of $298.93.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing itemization of amount finance. Under disclosure appears to be fee related.								Loan Review Complete
135000850	XXX	$XXX	FL	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000851	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
135000852	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135000853	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000854	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135000855	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135000856	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.								Loan Review Complete
135000857	XXX	$XXX	IL	9/XX/2007	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000858	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000859	XXX	$XXX	LA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135000860	XXX	$XXX	FL	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000861	XXX	$XXX	FL	9/XX/2007	Second Home	Purchase			No	No		1			1										Loan Review Complete
135000862	XXX	$XXX	FL	9/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000863	XXX	$XXX	NJ	9/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000864	XXX	$XXX	CA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135000865	XXX	$XXX	FL	9/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000866	XXX	$XXX	VA	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000867	XXX	$XXX	MD	9/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000868	XXX	$XXX	FL	9/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000869	XXX	$XXX	NY	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000872	XXX	$XXX	PA	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000870	XXX	$XXX	OK	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000871	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000873	XXX	$XXX	NJ	8/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000874	XXX	$XXX	TX	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
135000877	XXX	$XXX	NY	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000875	XXX	$XXX	NY	8/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135000876	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000878	XXX	$XXX	IL	8/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000879	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000880	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000881	XXX	$XXX	WA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $411,341.00 is underdisclosed from calculated Finance Charge of $411,394.49 in the amount of $53.49.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000882	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000883	XXX	$XXX	NV	8/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
135000885	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000884	XXX	$XXX	NJ	8/XX/2007	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000886	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000887	XXX	$XXX	NJ	8/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,019.80 is underdisclosed from calculated Finance Charge of $155,170.58 in the amount of $1,150.78.
EXCEPTION INFO: Disclosed payment on Note of $2246.16 does not correspond with the loan amount, loan term, and interest rate on the loan.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
135000888	XXX	$XXX	NC	8/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000889	XXX	$XXX	NJ	8/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $491,527.21 is underdisclosed from calculated Finance Charge of $494,876.29 in the amount of $3,349.08.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2007								Loan Review Complete
135000890	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000891	XXX	$XXX	FL	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000892	XXX	$XXX	CA	8/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $370,050.64 is underdisclosed from calculated Finance Charge of $371,115.96 in the amount of $1,065.32.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000893	XXX	$XXX	VA	8/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000895	XXX	$XXX	FL	8/XX/2007	Second Home	Construction-Permanent	No	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000894	XXX	$XXX	CA	8/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000896	XXX	$XXX	FL	8/XX/2007	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000897	XXX	$XXX	CA	8/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $300,850.43 is underdisclosed from calculated Finance Charge of $302,355.84 in the amount of $1,505.41.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000898	XXX	$XXX	FL	8/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000899	XXX	$XXX	FL	8/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000900	XXX	$XXX	VA	8/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000902	XXX	$XXX	CA	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,045,696.08 is underdisclosed from calculated Finance Charge of $1,045,851.74 in the amount of $155.66.
																	EXCEPTION INFO: The itemization of amount financed did not include the settlement fee of $250 as a prepaid finance charge.								Loan Review Complete
135000901	XXX	$XXX	NY	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $399,971.82 is underdisclosed from calculated Finance Charge of $400,892.88 in the amount of $921.06.
																	EXCEPTION INFO: TIL Itemization did not disclose $125.00 Assignment Recording Fee or $370.00 Recording Services Fee as Prepaid Finance Charges.								Loan Review Complete
135000904	XXX	$XXX	FL	7/XX/2007	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.								Loan Review Complete
135000903	XXX	$XXX	FL	7/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $304,812.85 is underdisclosed from calculated Finance Charge of $305,005.79 in the amount of $192.94.
EXCEPTION INFO: TIL Itemization did not disclose the closing fee of $175 or the e-mail fee of $15 as prepaid finance charges.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000905	XXX	$XXX	NJ	7/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000906	XXX	$XXX	IL	7/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,371.01 is underdisclosed from calculated Finance Charge of $323,629.41 in the amount of $258.40.
																	EXCEPTION INFO: TIL itemization did not include $25 email/edoc fee in the prepaid finance charges. Settlement fee was under disclosed by $200 and Courier fee was over disclosed by $5.00.								Loan Review Complete
135000907	XXX	$XXX	NJ	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000908	XXX	$XXX	IL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $283,443.19 is underdisclosed from calculated Finance Charge of $283,554.36 in the amount of $111.17.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135000910	XXX	$XXX	AZ	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000909	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000911	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135000912	XXX	$XXX	MD	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000913	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000915	XXX	$XXX	NH	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135000914	XXX	$XXX	VA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Loan on an owner-occupied property contains an impermissible prepayment penalty of greater than 2% of the prepaid balance; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.								Loan Review Complete
135000916	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty, depending on the lender's license type; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000918	XXX	$XXX	FL	7/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000917	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2007								Loan Review Complete
135000919	XXX	$XXX	IN	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000920	XXX	$XXX	AR	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000922	XXX	$XXX	NY	7/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000923	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135000921	XXX	$XXX	NY	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.								Loan Review Complete
135000924	XXX	$XXX	OR	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000925	XXX	$XXX	FL	7/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000927	XXX	$XXX	AZ	7/XX/2007	Primary	Purchase		No	No	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000926	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000928	XXX	$XXX	FL	7/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000929	XXX	$XXX	AZ	7/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000930	XXX	$XXX	CA	7/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000931	XXX	$XXX	FL	7/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000933	XXX	$XXX	PA	7/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135000932	XXX	$XXX	AZ	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000935	XXX	$XXX	FL	6/XX/2007	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000934	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000936	XXX	$XXX	FL	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000937	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								Loan Review Complete
135000938	XXX	$XXX	CT	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000939	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
135000940	XXX	$XXX	IL	6/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
135000941	XXX	$XXX	FL	6/XX/2007	Second Home	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000942	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000943	XXX	$XXX	CA	6/XX/2007	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000944	XXX	$XXX	NJ	6/XX/2007	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000945	XXX	$XXX	WA	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135000946	XXX	$XXX	FL	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $471,331.27 is underdisclosed from calculated Finance Charge of $471,406.18 in the amount of $74.91.
EXCEPTION INFO: TIL itemization did not disclose a Courier fee of $75 as prepaid finance charge

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135000947	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000948	XXX	$XXX	CO	6/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $362,025.85 is underdisclosed from calculated Finance Charge of $363,915.82 in the amount of $1,889.97.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
135000949	XXX	$XXX	FL	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000950	XXX	$XXX	PA	6/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000951	XXX	$XXX	CT	6/XX/2007	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
135000952	XXX	$XXX	OR	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000953	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000954	XXX	$XXX	AZ	6/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000955	XXX	$XXX	AZ	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000957	XXX	$XXX	PA	6/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000956	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000958	XXX	$XXX	NJ	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000959	XXX	$XXX	TN	6/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000960	XXX	$XXX	CA	6/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000961	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																	EXCEPTION INFO: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower								Loan Review Complete
135000962	XXX	$XXX	IL	5/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $330,538.99 is underdisclosed from calculated Finance Charge of $330,619.04 in the amount of $80.05.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135000963	XXX	$XXX	TN	5/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135000964	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000965	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
135000966	XXX	$XXX	CA	5/XX/2007	Primary	Purchase	Tested	Yes	No	3	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $349,930.06 is underdisclosed from calculated Finance Charge of $350,771.83 in the amount of $841.77.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000968	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000967	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
135000969	XXX	$XXX	AZ	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000970	XXX	$XXX	SC	5/XX/2007	Second Home	Refinance Cash-out - Other	No	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000971	XXX	$XXX	IL	5/XX/2007	Primary	Purchase			No	Yes		1			1										Loan Review Complete
135000972	XXX	$XXX	SC	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135000973	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135000974	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,424.44 is underdisclosed from calculated Finance Charge of $292,824.79 in the amount of $400.35.
																	EXCEPTION INFO: Unable to determine under disclosure. Itemization of finance charge was not provided.								Loan Review Complete
135000975	XXX	$XXX	FL	5/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,304.62 is underdisclosed from calculated Finance Charge of $152,406.00 in the amount of $101.38.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135000976	XXX	$XXX	SC	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	Yes		2			2		[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135000977	XXX	$XXX	MD	5/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000978	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,368.67 is underdisclosed from calculated Finance Charge of $260,415.11 in the amount of $46.44.
																	EXCEPTION INFO: Final TIL disclosed MI dropping off after 104 months, however the calculated TIL reflects MI dropping off after 105 months.								Loan Review Complete
135000979	XXX	$XXX	FL	5/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $320,977.50 is underdisclosed from calculated Finance Charge of $321,023.01 in the amount of $45.51.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135000980	XXX	$XXX	TX	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135000981	XXX	$XXX	NV	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000983	XXX	$XXX	CA	5/XX/2007	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000982	XXX	$XXX	MN	5/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000984	XXX	$XXX	IL	5/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000985	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135000988	XXX	$XXX	WA	5/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000987	XXX	$XXX	NM	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000986	XXX	$XXX	NC	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135000989	XXX	$XXX	OR	5/XX/2007	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000990	XXX	$XXX	CA	5/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $332,316.76 is underdisclosed from calculated Finance Charge of $332,508.19 in the amount of $191.43.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135000991	XXX	$XXX	FL	5/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135000992	XXX	$XXX	LA	5/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135000994	XXX	$XXX	NJ	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
135000993	XXX	$XXX	CA	5/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000995	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000996	XXX	$XXX	VA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135000998	XXX	$XXX	CO	4/XX/2007	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.81200% is underdisclosed from calculated APR of 8.13754% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,269.31 is underdisclosed from calculated Finance Charge of $118,619.84 in the amount of $2,350.53.
																	EXCEPTION INFO: Final TIL reflects MI dropping off after 120 months, however calculated reflects MI dropping off after 156 months								Loan Review Complete
135000997	XXX	$XXX	FL	4/XX/2007	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135000999	XXX	$XXX	NC	4/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001000	XXX	$XXX	FL	4/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001001	XXX	$XXX	MN	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $315,742.00 is underdisclosed from calculated Finance Charge of $315,812.02 in the amount of $70.02.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2007								Loan Review Complete
135001002	XXX	$XXX	NC	4/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135001003	XXX	$XXX	NJ	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001005	XXX	$XXX	VA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,482.00 is underdisclosed from calculated Finance Charge of $247,761.62 in the amount of $279.62.
EXCEPTION INFO: TIL itemization did not disclose a deed release tracking fee of $35, a release tracking fee pf $35 and a title courier fee of $50 as prepaid finance charges.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001004	XXX	$XXX	FL	4/XX/2007	Second Home	Refinance Rate/Term	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001006	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001007	XXX	$XXX	PA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001008	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
135001009	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
135001010	XXX	$XXX	NV	4/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001011	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2007	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001012	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.								Loan Review Complete
135001013	XXX	$XXX	CA	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001014	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135001015	XXX	$XXX	FL	4/XX/2007	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001016	XXX	$XXX	IA	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001017	XXX	$XXX	CA	4/XX/2007	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001018	XXX	$XXX	FL	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001019	XXX	$XXX	IL	4/XX/2007	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001020	XXX	$XXX	OR	4/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001021	XXX	$XXX	TX	4/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001022	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001023	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Home Improvement			Yes	No		1			1										Loan Review Complete
135001024	XXX	$XXX	VA	3/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135001025	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001026	XXX	$XXX	SC	3/XX/2007	Primary	Purchase			Yes	Yes		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135001027	XXX	$XXX	FL	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001028	XXX	$XXX	VT	3/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001029	XXX	$XXX	IL	3/XX/2007	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001030	XXX	$XXX	MN	3/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001031	XXX	$XXX	FL	3/XX/2007	Second Home	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001032	XXX	$XXX	PA	3/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135001033	XXX	$XXX	FL	3/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001034	XXX	$XXX	CA	3/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
135001035	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001036	XXX	$XXX	NJ	3/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001037	XXX	$XXX	VA	2/XX/2007	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $419,981.33 is underdisclosed from calculated Finance Charge of $420,698.63 in the amount of $717.30.
																	EXCEPTION INFO: Under disclosure is due to final TIL payment stream reflecting 180 MI payments while audited reflects 199 MI payments.								Loan Review Complete
135001038	XXX	$XXX	WA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001039	XXX	$XXX	FL	2/XX/2007	Second Home	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001040	XXX	$XXX	NV	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001042	XXX	$XXX	CT	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001041	XXX	$XXX	VA	2/XX/2007	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001043	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001046	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001044	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,482.95 is underdisclosed from calculated Finance Charge of $84,563.00 in the amount of $80.05.
																	EXCEPTION INFO: Review of Itemization of Amount financed reflected that lender did not include recording service fee $60.00 in total finance charges, resulting in under disclosure of finance charges								Loan Review Complete
135001047	XXX	$XXX	IL	2/XX/2007	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135001045	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001048	XXX	$XXX	MI	2/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.								Loan Review Complete
135001049	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001050	XXX	$XXX	TN	2/XX/2007	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
																	EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (TN) - max prepayment charge for (TN) is 2% - note states 3%, 2% declining. Lender is XXX.								Loan Review Complete
135001051	XXX	$XXX	NY	2/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135001052	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135001053	XXX	$XXX	SC	2/XX/2007	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001054	XXX	$XXX	CA	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001055	XXX	$XXX	CT	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135001056	XXX	$XXX	TX	2/XX/2007	Primary	Construction-Permanent			Yes	No		1			1										Loan Review Complete
135001057	XXX	$XXX	FL	2/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135001058	XXX	$XXX	CT	1/XX/2007	Primary	Purchase			Yes	No		1			1										Loan Review Complete
135001059	XXX	$XXX	FL	1/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135001060	XXX	$XXX	FL	1/XX/2007	Primary	Purchase			No	No		1			1										Loan Review Complete
135001061	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001062	XXX	$XXX	OR	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001063	XXX	$XXX	CA	1/XX/2007	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135001064	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.64200% is underdisclosed from calculated APR of 7.06996% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $455,534.72 is underdisclosed from calculated Finance Charge of $501,302.22 in the amount of $45,767.50.
EXCEPTION INFO: It appears a lower index was used at origination than the 5.11% available within the look-back period.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
135001065	XXX	$XXX	FL	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,138.92 is underdisclosed from calculated Finance Charge of $131,195.80 in the amount of $56.88.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure is fee related.								Loan Review Complete
135001066	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001067	XXX	$XXX	UT	12/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
135001068	XXX	$XXX	FL	12/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
135001069	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001070	XXX	$XXX	FL	12/XX/2006	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001071	XXX	$XXX	NJ	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
135001072	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001073	XXX	$XXX	MN	12/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
135001074	XXX	$XXX	IN	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135001077	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135001075	XXX	$XXX	VA	12/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001076	XXX	$XXX	FL	12/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
135001078	XXX	$XXX	NC	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $316,915.97 is underdisclosed from calculated Finance Charge of $317,390.24 in the amount of $474.27.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135001079	XXX	$XXX	CT	12/XX/2006	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001080	XXX	$XXX	SC	12/XX/2006	Primary	Purchase			Yes	Yes		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135001081	XXX	$XXX	FL	12/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001082	XXX	$XXX	MD	12/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001083	XXX	$XXX	FL	12/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
135001085	XXX	$XXX	CA	12/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001084	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001086	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001087	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001088	XXX	$XXX	FL	12/XX/2006	Second Home	Purchase			No	No		1			1										Loan Review Complete
135001089	XXX	$XXX	FL	12/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001090	XXX	$XXX	CA	12/XX/2006	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135001091	XXX	$XXX	AZ	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
EXCEPTION INFO: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135001093	XXX	$XXX	VA	11/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
135001092	XXX	$XXX	FL	11/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001094	XXX	$XXX	PA	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $52,514.27 is underdisclosed from calculated Finance Charge of $52,649.28 in the amount of $135.01.
																	EXCEPTION INFO: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001095	XXX	$XXX	HI	11/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001096	XXX	$XXX	FL	11/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
135001097	XXX	$XXX	CA	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001098	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001099	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001101	XXX	$XXX	NV	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135001100	XXX	$XXX	FL	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001102	XXX	$XXX	NY	11/XX/2006	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001103	XXX	$XXX	AZ	11/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001104	XXX	$XXX	WA	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001105	XXX	$XXX	FL	11/XX/2006	Second Home	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001106	XXX	$XXX	OR	11/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $312,033.56 is underdisclosed from calculated Finance Charge of $312,149.94 in the amount of $116.38.
																	EXCEPTION INFO: Underdislcosure is due to the following: $125 Settlement/Closing Fee charged on HUD but listed as $235 in prepaid finance charges on Itemization of Amount Financed, $25 Email/Edoc Fee , $101 Recording Service Fee, $40 Service Charge and $60 Courier/Messenger Fee charged on HUD but not included in prepaid finance charges on Itemization, and a $0.38 payment variance.								Loan Review Complete
135001107	XXX	$XXX	NY	11/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001108	XXX	$XXX	HI	11/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001109	XXX	$XXX	FL	10/XX/2006	Second Home	Purchase			No	No		1			1										Loan Review Complete
135001110	XXX	$XXX	NV	10/XX/2006	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001111	XXX	$XXX	FL	10/XX/2006	Second Home	Purchase			No	No		1			1										Loan Review Complete
135001113	XXX	$XXX	CT	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001114	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
135001115	XXX	$XXX	FL	10/XX/2006	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001112	XXX	$XXX	NJ	10/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
135001116	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001117	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001120	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001118	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001121	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,117.99 is underdisclosed from calculated Finance Charge of $274,174.44 in the amount of $56.45.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135001122	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $328,077.90 is underdisclosed from calculated Finance Charge of $328,206.90 in the amount of $129.00.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001119	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001123	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001124	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001125	XXX	$XXX	CA	10/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001126	XXX	$XXX	CA	10/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001128	XXX	$XXX	NC	9/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001127	XXX	$XXX	ID	10/XX/2006	Second Home	Purchase			No	No		1			1										Loan Review Complete
135001130	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001131	XXX	$XXX	IL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001129	XXX	$XXX	MA	10/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
135001132	XXX	$XXX	FL	10/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135001133	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001134	XXX	$XXX	CT	9/XX/2006	Primary	Purchase			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
135001135	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $417,490.40 is underdisclosed from calculated Finance Charge of $417,734.51 in the amount of $244.11.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.								Loan Review Complete
135001136	XXX	$XXX	OH	9/XX/2006	Primary	Purchase			No	Yes		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135001137	XXX	$XXX	CA	9/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001139	XXX	$XXX	WA	9/XX/2006	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135001138	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001142	XXX	$XXX	OR	9/XX/2006	Investment	Purchase			No	No		1			1										Loan Review Complete
135001140	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001144	XXX	$XXX	TX	9/XX/2006	Primary	Purchase			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135001143	XXX	$XXX	FL	9/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001141	XXX	$XXX	PA	9/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001145	XXX	$XXX	VA	9/XX/2006	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001146	XXX	$XXX	OR	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001147	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001148	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 09/XX/2006

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001149	XXX	$XXX	CA	9/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001150	XXX	$XXX	NJ	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $289,949.62 is underdisclosed from calculated Finance Charge of $290,129.33 in the amount of $179.71.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
135001151	XXX	$XXX	FL	9/XX/2006	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
135001154	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
135001152	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001153	XXX	$XXX	MI	9/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001155	XXX	$XXX	NV	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001156	XXX	$XXX	FL	9/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001157	XXX	$XXX	CA	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001158	XXX	$XXX	NY	9/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135001159	XXX	$XXX	NJ	9/XX/2006	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001160	XXX	$XXX	FL	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001161	XXX	$XXX	FL	9/XX/2006	Primary	Purchase			No	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
135001162	XXX	$XXX	MD	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001163	XXX	$XXX	MA	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
135001164	XXX	$XXX	MI	8/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2		[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
135001166	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001165	XXX	$XXX	SC	8/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135001167	XXX	$XXX	OH	8/XX/2006	Primary	Purchase			No	Yes		1			1										Loan Review Complete
135001168	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001169	XXX	$XXX	NJ	8/XX/2006	Primary	Purchase			No	Yes		1			1										Loan Review Complete
135001170	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001171	XXX	$XXX	NJ	8/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001173	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001174	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001172	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001176	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,091.26 is underdisclosed from calculated Finance Charge of $227,190.69 in the amount of $99.43.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing itemization of amount financed.								Loan Review Complete
135001175	XXX	$XXX	AZ	8/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135001177	XXX	$XXX	OR	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
135001178	XXX	$XXX	CA	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001179	XXX	$XXX	CT	8/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $383,143.21 is underdisclosed from calculated Finance Charge of $383,288.54 in the amount of $145.33.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure is fee related.								Loan Review Complete
135001180	XXX	$XXX	CA	8/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001181	XXX	$XXX	FL	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001183	XXX	$XXX	SC	7/XX/2006	Investment	Purchase			No	Yes		1			1										Loan Review Complete
135001182	XXX	$XXX	TX	7/XX/2006	Primary	Purchase			Yes	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001184	XXX	$XXX	MN	7/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
135001185	XXX	$XXX	IL	7/XX/2006	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $366,513.31 is underdisclosed from calculated Finance Charge of $367,326.13 in the amount of $812.82.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.								Loan Review Complete
135001186	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
135001187	XXX	$XXX	FL	1/XX/2006	Primary	Construction-Permanent			No	No		1			1										Loan Review Complete
135001189	XXX	$XXX	FL	7/XX/2006	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
135001188	XXX	$XXX	FL	9/XX/2005	Second Home	Construction-Permanent			No	No		1			1										Loan Review Complete
135001190	XXX	$XXX	VA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001191	XXX	$XXX	CT	7/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $479,220.55 is underdisclosed from calculated Finance Charge of $479,706.20 in the amount of $485.65.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135001192	XXX	$XXX	NV	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001193	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001194	XXX	$XXX	OH	7/XX/2006	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001195	XXX	$XXX	NJ	7/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
135001196	XXX	$XXX	IL	7/XX/2006	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135001197	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001199	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 06/XX/2006

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001198	XXX	$XXX	CA	7/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001200	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Rate/Term			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2006									Loan Review Complete
135001201	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,172.63 is underdisclosed from calculated Finance Charge of $228,533.58 in the amount of $6,360.95.
EXCEPTION INFO: Disclosed payment on Note of $1022.48 does not correspond with the loan amount, loan term, and interest rate on the loan.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001202	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001203	XXX	$XXX	CA	7/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001204	XXX	$XXX	FL	7/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001205	XXX	$XXX	FL	7/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001206	XXX	$XXX	IL	6/XX/2006	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135001207	XXX	$XXX	NJ	6/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
135001208	XXX	$XXX	PA	6/XX/2006	Primary	Purchase			No	No		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135001209	XXX	$XXX	MA	6/XX/2006	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001210	XXX	$XXX	MD	6/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $343,462.15 is underdisclosed from calculated Finance Charge of $343,736.40 in the amount of $274.25.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135001211	XXX	$XXX	NJ	6/XX/2006	Primary	Purchase			Yes	Yes		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
135001212	XXX	$XXX	NJ	6/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.								Loan Review Complete
135001213	XXX	$XXX	TX	6/XX/2006	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001214	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001215	XXX	$XXX	CA	6/XX/2006	Primary	Purchase			Yes	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2006									Loan Review Complete
135001217	XXX	$XXX	IL	6/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
135001216	XXX	$XXX	VA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001218	XXX	$XXX	CA	6/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001219	XXX	$XXX	TX	6/XX/2006	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001220	XXX	$XXX	PA	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001221	XXX	$XXX	VA	6/XX/2006	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135001222	XXX	$XXX	CA	6/XX/2006	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $579,888.71 is underdisclosed from calculated Finance Charge of $597,390.51 in the amount of $17,501.80.
																	EXCEPTION INFO: Unable to determine under disclosure, it appears lender used an index lower than available within look back. Lowest index within look back is 5.28%.								Loan Review Complete
135001223	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001224	XXX	$XXX	PA	5/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
135001225	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001226	XXX	$XXX	NJ	5/XX/2006	Primary	Purchase			No	Yes		1			1										Loan Review Complete
135001227	XXX	$XXX	FL	5/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001229	XXX	$XXX	SC	5/XX/2006	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135001228	XXX	$XXX	NM	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001230	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,847.38 is underdisclosed from calculated Finance Charge of $230,904.72 in the amount of $57.34.
																	EXCEPTION INFO: Unable to determine reason for fee under disclosure due to missing Final TIL itemization.								Loan Review Complete
135001231	XXX	$XXX	NY	5/XX/2006	Investment	Refinance Cash-out - Other	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,711.60 does not match Calculated P&I of $1,704.38	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001232	XXX	$XXX	NC	5/XX/2006	Second Home	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001233	XXX	$XXX	NV	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,478.93 is underdisclosed from calculated Finance Charge of $181,873.38 in the amount of $394.45.
																	EXCEPTION INFO: TIL itemization did not disclose a Loan discount fee of $379.69 and an Email doc fee of $60.00 as prepaid finance charges.								Loan Review Complete
135001234	XXX	$XXX	NC	5/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
135001235	XXX	$XXX	NJ	5/XX/2006	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001236	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001237	XXX	$XXX	CA	5/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001238	XXX	$XXX	FL	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,258.31 does not match Calculated P&I of $1,252.91	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001239	XXX	$XXX	MA	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001240	XXX	$XXX	VA	5/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001241	XXX	$XXX	SC	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,888.27 is underdisclosed from calculated Finance Charge of $147,038.81 in the amount of $150.54.
																	EXCEPTION INFO: TIL Itemization did not disclose the courier fee of $85 as a prepaid finance charge.								Loan Review Complete
135001242	XXX	$XXX	NV	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2006 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
135001244	XXX	$XXX	NJ	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
135001243	XXX	$XXX	PA	4/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
135001245	XXX	$XXX	FL	4/XX/2006	Investment	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001246	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001247	XXX	$XXX	PA	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001248	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 04/XX/2006

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001249	XXX	$XXX	NY	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001250	XXX	$XXX	CA	4/XX/2006	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001251	XXX	$XXX	NC	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001252	XXX	$XXX	IL	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.								Loan Review Complete
135001253	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,628.00 does not match Calculated P&I of $1,621.00	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
135001254	XXX	$XXX	NJ	4/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
135001255	XXX	$XXX	PA	4/XX/2006	Investment	Refinance Cash-out - Debt Consolidation	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001257	XXX	$XXX	FL	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001256	XXX	$XXX	NJ	4/XX/2006	Primary	Purchase	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2006	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $465,869.45 is underdisclosed from calculated Finance Charge of $473,485.12 in the amount of $7,615.67.
																	EXCEPTION INFO: Under disclosure in the amount of $628.82 is due to payment stream based on index value. Index used by lender per Rate Lock Agreement, is 5.04%. Lowest index available is 5.10%.								Loan Review Complete
135001258	XXX	$XXX	FL	4/XX/2006	UTD	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.								Loan Review Complete
135001259	XXX	$XXX	NV	4/XX/2006	Investment	Refinance Cash-out - Debt Consolidation			No	No		1			1										Loan Review Complete
135001260	XXX	$XXX	NC	3/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001261	XXX	$XXX	FL	3/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
135001262	XXX	$XXX	MI	3/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001264	XXX	$XXX	TX	3/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
135001263	XXX	$XXX	NC	3/XX/2006	Primary	Purchase			Yes	No		1			1										Loan Review Complete
135001265	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
135001266	XXX	$XXX	FL	3/XX/2006	Primary	Purchase	No	No	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001267	XXX	$XXX	IN	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135001269	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $506,971.72 is underdisclosed from calculated Finance Charge of $507,006.85 in the amount of $35.13.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
135001268	XXX	$XXX	MI	3/XX/2006	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001270	XXX	$XXX	AZ	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001271	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001272	XXX	$XXX	FL	3/XX/2006	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001273	XXX	$XXX	FL	3/XX/2006	Primary	Purchase			No	No		2			2		[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001274	XXX	$XXX	NJ	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,821.30 does not match Calculated P&I of $1,814.30	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001275	XXX	$XXX	NY	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135001276	XXX	$XXX	CA	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2006	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001277	XXX	$XXX	VA	3/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,034.36 does not match Calculated P&I of $1,029.97
EXCEPTION INFO: Disclosed payment on Note of $1034.36 does not correspond with the loan amount, loan term, and interest rate on the loan	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001278	XXX	$XXX	FL	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001279	XXX	$XXX	FL	3/XX/2006	Primary	Purchase			No	No		1			1										Loan Review Complete
135001280	XXX	$XXX	NY	3/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001281	XXX	$XXX	NY	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001282	XXX	$XXX	OR	3/XX/2006	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001283	XXX	$XXX	NC	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,159.31 does not match Calculated P&I of $1,156.86
EXCEPTION INFO: Disclosed payment on Note of $1159.31 does not correspond with the loan amount, loan term, and interest rate on the loan	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001284	XXX	$XXX	WA	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,339.00 is underdisclosed from calculated Finance Charge of $249,489.01 in the amount of $150.01.
																	EXCEPTION INFO: TIL itemization did not disclose a doc signing fee of $150.00 as a prepaid finance charge.								Loan Review Complete
135001285	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
135001286	XXX	$XXX	PA	2/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,473.60 is underdisclosed from calculated Finance Charge of $95,597.73 in the amount of $124.13.
EXCEPTION INFO: TIL itemization did not disclose a closing attorney fee of $863 as prepaid finance charge.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001287	XXX	$XXX	SC	2/XX/2006	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001288	XXX	$XXX	FL	2/XX/2006	Investment	Purchase			No	No		1			1										Loan Review Complete
135001289	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001290	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $438.41 does not match Calculated P&I of $436.60	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001291	XXX	$XXX	FL	2/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001292	XXX	$XXX	UT	6/XX/2005	Primary	Construction-Permanent	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $416,053.47 is underdisclosed from calculated Finance Charge of $428,792.54 in the amount of $12,739.07.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001293	XXX	$XXX	MN	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001294	XXX	$XXX	NJ	1/XX/2006	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
135001295	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $880.41 does not match Calculated P&I of $878.46
EXCEPTION INFO: Disclosed payment on Note of $880.41 does not correspond with the loan amount, loan term, and interest rate on the loan	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001296	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001297	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135001298	XXX	$XXX	SC	1/XX/2006	Primary	Purchase			Yes	Yes		2			2		[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135001299	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001300	XXX	$XXX	PA	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001301	XXX	$XXX	CA	1/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001302	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
135001303	XXX	$XXX	CT	1/XX/2006	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,252.16 does not match Calculated P&I of $1,246.79	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001304	XXX	$XXX	CA	1/XX/2006	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135001305	XXX	$XXX	AZ	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
135001306	XXX	$XXX	FL	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																	EXCEPTION INFO: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								Loan Review Complete
135001307	XXX	$XXX	RI	1/XX/2006	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $310,057.92 is underdisclosed from calculated Finance Charge of $310,428.67 in the amount of $370.75.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed								Loan Review Complete
135001308	XXX	$XXX	MD	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001309	XXX	$XXX	NY	1/XX/2006	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
135001310	XXX	$XXX	CT	12/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,683.36 does not match Calculated P&I of $1,680.27
EXCEPTION INFO: Disclosed payment on Note of $1683.36 does not correspond with the loan amount, loan term, and interest rate on the loan	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001311	XXX	$XXX	OR	12/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001312	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,410.48 does not match Calculated P&I of $1,407.51
EXCEPTION INFO: Disclosed payment on Note of $1410.48 does not correspond with the loan amount, loan term, and interest rate on the loan	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001313	XXX	$XXX	NC	12/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 12/XX/2005 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001314	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001315	XXX	$XXX	NV	12/XX/2005	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									Loan Review Complete
135001316	XXX	$XXX	MI	12/XX/2005	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001317	XXX	$XXX	NC	12/XX/2005	Investment	Refinance Rate/Term			No	No		1			1										Loan Review Complete
135001318	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,547.47 is underdisclosed from calculated Finance Charge of $261,750.78 in the amount of $203.31.
																	EXCEPTION INFO: Itemization did not disclose the NOS fee of $20 as prepaid finance charges. Settlement fee on itemization was disclosed as $850 whereas the HUD disclosed fee of $350.								Loan Review Complete
135001319	XXX	$XXX	AZ	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
135001321	XXX	$XXX	FL	12/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001320	XXX	$XXX	SC	12/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001322	XXX	$XXX	FL	12/XX/2005	Second Home	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001323	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135001324	XXX	$XXX	NJ	12/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2005 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001325	XXX	$XXX	NY	12/XX/2005	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
135001326	XXX	$XXX	CA	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001327	XXX	$XXX	MI	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
135001328	XXX	$XXX	FL	12/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,051.68 is underdisclosed from calculated Finance Charge of $225,570.18 in the amount of $518.50.
EXCEPTION INFO: TIL itemization did not disclose an unspecified recording (service) fee of $1,391.50 as a prepaid finance charge.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001329	XXX	$XXX	MN	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001330	XXX	$XXX	SC	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,869.84 is underdisclosed from calculated Finance Charge of $98,008.90 in the amount of $139.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed								Loan Review Complete
135001331	XXX	$XXX	FL	11/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,308.75 is underdisclosed from calculated Finance Charge of $219,424.68 in the amount of $115.93.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135001332	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.								Loan Review Complete
135001333	XXX	$XXX	FL	11/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
135001334	XXX	$XXX	MA	11/XX/2005	Primary	Refinance Cash-out - Home Improvement			Yes	Yes		1			1										Loan Review Complete
135001335	XXX	$XXX	OK	11/XX/2005	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001336	XXX	$XXX	FL	11/XX/2005	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135001337	XXX	$XXX	MD	11/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001338	XXX	$XXX	MD	11/XX/2005	Second Home	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001339	XXX	$XXX	CA	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001340	XXX	$XXX	MN	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		Tested	Yes	No		3			3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.								Loan Review Complete
135001341	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135001342	XXX	$XXX	FL	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001343	XXX	$XXX	FL	11/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
135001344	XXX	$XXX	NJ	10/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $2,037.74 does not match Calculated P&I of $2,034.01
EXCEPTION INFO: Disclosed payment on Note of $2037.74 does not correspond with the loan amount, loan term, and interest rate on the loan	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.								Loan Review Complete
135001345	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
135001346	XXX	$XXX	FL	10/XX/2005	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Loan Review Complete
135001348	XXX	$XXX	TN	10/XX/2005	Second Home	Refinance Rate/Term			No	No		1			1										Loan Review Complete
135001347	XXX	$XXX	NC	10/XX/2005	Primary	UTD UTD	UTD	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,744.10 does not match Calculated P&I of $1,753.31	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,893.80 is underdisclosed from calculated Finance Charge of $363,543.86 in the amount of $7,650.06.
EXCEPTION INFO: Disclosed payment on Note of $1744.10 does not correspond with the loan amount, loan term, and interest rate on the loan.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
135001349	XXX	$XXX	IL	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
135001350	XXX	$XXX	WA	10/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
135001351	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,473.90 does not match Calculated P&I of $1,467.88
EXCEPTION INFO: Disclosed payment on Note of $1473.90 does not correspond with the loan amount, loan term, and interest rate on the loan	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001352	XXX	$XXX	RI	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001353	XXX	$XXX	NJ	10/XX/2005	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001354	XXX	$XXX	FL	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135001355	XXX	$XXX	MD	10/XX/2005	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135001356	XXX	$XXX	NJ	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $2,106.98 does not match Calculated P&I of $2,099.51	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
135001357	XXX	$XXX	NJ	10/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001358	XXX	$XXX	MA	10/XX/2005	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2005	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
135001359	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001360	XXX	$XXX	FL	9/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
135001361	XXX	$XXX	MA	9/XX/2005	Primary	Refinance Rate/Term			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001364	XXX	$XXX	FL	9/XX/2005	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001363	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001362	XXX	$XXX	FL	9/XX/2005	Second Home	Purchase			No	No		1			1										Loan Review Complete
135001365	XXX	$XXX	NJ	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $783.94 does not match Calculated P&I of $782.42	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001366	XXX	$XXX	FL	9/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001367	XXX	$XXX	FL	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001368	XXX	$XXX	MA	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $286,165.78 is underdisclosed from calculated Finance Charge of $286,202.99 in the amount of $37.21.
																	EXCEPTION INFO: The itemization of amount financed did not include the recording service fee of $35 as a prepaid finance charge.								Loan Review Complete
135001369	XXX	$XXX	IL	9/XX/2005	Primary	Purchase			No	Yes		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135001372	XXX	$XXX	VA	9/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001370	XXX	$XXX	NC	9/XX/2005	Investment	Refinance Cash-out - Other			No	No		1			1										Loan Review Complete
135001371	XXX	$XXX	FL	9/XX/2005	Investment	Purchase			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
135001374	XXX	$XXX	VA	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $828.43 does not match Calculated P&I of $825.17	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] General - Incomplete Document: Right to Cancel (RTC) is incomplete
EXCEPTION INFO: Missing borrowers signature

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001375	XXX	$XXX	CA	9/XX/2005	Investment	Refinance Cash-out - Other			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001376	XXX	$XXX	FL	9/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001373	XXX	$XXX	NJ	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,486.75 does not match Calculated P&I of $1,480.78
EXCEPTION INFO: Disclosed payment on Note of $1486.75 does not correspond with the loan amount, loan term, and interest rate on the loan	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001377	XXX	$XXX	MI	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
135001378	XXX	$XXX	FL	9/XX/2005	Second Home	Refinance Cash-out - Debt Consolidation	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,754.34 is underdisclosed from calculated Finance Charge of $343,096.40 in the amount of $342.06.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of amount financed.								Loan Review Complete
135001379	XXX	$XXX	MI	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001380	XXX	$XXX	NV	9/XX/2005	Investment	Purchase			No	No		1			1										Loan Review Complete
135001381	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135001382	XXX	$XXX	CA	9/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001383	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135001384	XXX	$XXX	MA	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $346,210.73 is underdisclosed from calculated Finance Charge of $346,246.93 in the amount of $36.20.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
135001385	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,086.85 does not match Calculated P&I of $1,084.59	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.

[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001386	XXX	$XXX	MD	8/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,833.40 is underdisclosed from calculated Finance Charge of $203,960.39 in the amount of $126.99.
																	EXCEPTION INFO: TIL itemization did not include $$50 Recording Service Fee, $30 Courier Fee and $22 Wire fee in the prepaid finance charges. In addition, TIL reflects MI for 155 months but calculated TIL shows MI dropping off at 156 months.								Loan Review Complete
135001387	XXX	$XXX	IL	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,042.71 is underdisclosed from calculated Finance Charge of $107,181.40 in the amount of $138.69.
EXCEPTION INFO: Unable to determine reason for under disclosure due to Itemization of Amount Financed missing.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001389	XXX	$XXX	OR	8/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $466,545.01 is underdisclosed from calculated Finance Charge of $466,597.74 in the amount of $52.73.
																	EXCEPTION INFO: Unable to determine reason for fee under disclosure due to missing Final TIL itemization.								Loan Review Complete
135001388	XXX	$XXX	CA	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001390	XXX	$XXX	CO	8/XX/2005	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001391	XXX	$XXX	RI	8/XX/2005	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001392	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135001393	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.								Loan Review Complete
135001394	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001396	XXX	$XXX	NY	8/XX/2005	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.14600% is underdisclosed from calculated APR of 6.28193% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $357,781.08 is underdisclosed from calculated Finance Charge of $362,044.08 in the amount of $4,263.00.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing TIL Itemization of amount financed.								Loan Review Complete
135001398	XXX	$XXX	CA	8/XX/2005	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001395	XXX	$XXX	NY	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001397	XXX	$XXX	IL	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
135001399	XXX	$XXX	MI	8/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
135001400	XXX	$XXX	NC	8/XX/2005	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.29000% is underdisclosed from calculated APR of 7.45610% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $20,544.30 is underdisclosed from calculated Finance Charge of $23,107.09 in the amount of $2,562.79.
EXCEPTION INFO: Disclosed payment on Note of $310.14 does not correspond with the loan amount, loan term, and interest rate on the loan

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
135001401	XXX	$XXX	FL	8/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135001402	XXX	$XXX	NJ	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001404	XXX	$XXX	LA	7/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,348.70 is underdisclosed from calculated Finance Charge of $94,758.63 in the amount of $409.93.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001403	XXX	$XXX	MD	7/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
135001405	XXX	$XXX	IL	7/XX/2005	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
135001410	XXX	$XXX	DE	7/XX/2005	Primary	Purchase			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>									Loan Review Complete
135001407	XXX	$XXX	FL	7/XX/2005	Investment	Refinance Cash-out - Other			No	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135001406	XXX	$XXX	MD	7/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,247.71 does not match Calculated P&I of $1,245.49
EXCEPTION INFO: Disclosed payment on Note of $1247.71 does not correspond with the loan amount, loan term, and interest rate on the loan	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] State Compliance - Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
EXCEPTION INFO: 10 day grace period is < 15 day minimum required for the state of MD.

[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
EXCEPTION INFO: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for MD loan is 0% - note states $100. Lender is XXX.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001408	XXX	$XXX	NJ	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.								Loan Review Complete
135001409	XXX	$XXX	NH	7/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,940.00 is underdisclosed from calculated Finance Charge of $185,602.49 in the amount of $662.49.
																	EXCEPTION INFO: Unable to determine reason for fee under disclosure due to missing Final TIL itemization.								Loan Review Complete
135001411	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001412	XXX	$XXX	CA	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001413	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001414	XXX	$XXX	CA	7/XX/2005	Primary	Purchase	No	No	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2005

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001416	XXX	$XXX	FL	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.								Loan Review Complete
135001415	XXX	$XXX	NJ	7/XX/2005	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001417	XXX	$XXX	CA	7/XX/2005	Investment	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001418	XXX	$XXX	OH	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
135001419	XXX	$XXX	IL	7/XX/2005	Primary	Purchase			No	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001420	XXX	$XXX	AZ	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

																[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001421	XXX	$XXX	NY	7/XX/2005	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001422	XXX	$XXX	NY	7/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] General - Incomplete Document: Right to Cancel (RTC) is incomplete
EXCEPTION INFO: RTC is cut-off at the top

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2005								Loan Review Complete
135001423	XXX	$XXX	CT	6/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
135001424	XXX	$XXX	OH	6/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,059.73 is underdisclosed from calculated Finance Charge of $148,120.99 in the amount of $61.26.
																	EXCEPTION INFO: Unable to determine cause of under disclosure as the file is missing the itemization of amounts financed.								Loan Review Complete
135001425	XXX	$XXX	TX	6/XX/2005	Primary	Purchase			Yes	No		1			1		[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2005								Loan Review Complete
135001426	XXX	$XXX	NJ	6/XX/2005	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001427	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $411,665.48 is underdisclosed from calculated Finance Charge of $411,898.97 in the amount of $233.49.
																	EXCEPTION INFO: Itemization disclosed the prepaid interest as $105.92 whereas the HUD disclosed as $211.84, settlement fee on itemization is disclosed as $350 whereas on HUD it is disclosed as $450. Itemization did not disclose the sub escrow fee of $27.50 as prepaid finance charges.								Loan Review Complete
135001428	XXX	$XXX	CA	6/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001429	XXX	$XXX	AZ	6/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001430	XXX	$XXX	IL	6/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001431	XXX	$XXX	PA	6/XX/2005	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.								Loan Review Complete
135001432	XXX	$XXX	FL	6/XX/2005	Primary	Refinance Cash-out - Home Improvement	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.91100% is underdisclosed from calculated APR of 6.20120% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,696.17 is underdisclosed from calculated Finance Charge of $144,832.47 in the amount of $11,136.30.
EXCEPTION INFO: Underdisclosure appears to be related to the index used, approval indicates index 2.280% and index in table is 2.61%.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001433	XXX	$XXX	HI	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001434	XXX	$XXX	FL	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001435	XXX	$XXX	MD	6/XX/2005	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001438	XXX	$XXX	FL	5/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,810.46 is underdisclosed from calculated Finance Charge of $239,726.47 in the amount of $1,916.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001436	XXX	$XXX	SC	5/XX/2005	Primary	Purchase	Yes	Yes	2	2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001439	XXX	$XXX	DE	5/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
135001437	XXX	$XXX	PA	5/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001440	XXX	$XXX	NV	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001441	XXX	$XXX	PA	5/XX/2005	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135001442	XXX	$XXX	OH	5/XX/2005	Primary	Purchase			No	Yes		1			1										Loan Review Complete
135001443	XXX	$XXX	OH	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001444	XXX	$XXX	CA	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001445	XXX	$XXX	FL	5/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
135001446	XXX	$XXX	SC	5/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135001447	XXX	$XXX	CA	5/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
135001448	XXX	$XXX	NJ	5/XX/2005	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
135001449	XXX	$XXX	IN	5/XX/2005	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001450	XXX	$XXX	FL	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $283,805.04 is underdisclosed from calculated Finance Charge of $283,999.45 in the amount of $194.41.
																	EXCEPTION INFO: TIL Itemization did not disclose the closing fee of $100, release tracking fee of $38.20 or the courier fee of $50 as prepaid finance charges.								Loan Review Complete
135001451	XXX	$XXX	NJ	4/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel expiration date is blank.								Loan Review Complete
135001452	XXX	$XXX	FL	4/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001454	XXX	$XXX	FL	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
135001453	XXX	$XXX	NJ	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
135001455	XXX	$XXX	CA	4/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $437,342.83 is underdisclosed from calculated Finance Charge of $467,953.72 in the amount of $30,610.89.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed.								Loan Review Complete
135001456	XXX	$XXX	PA	4/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001457	XXX	$XXX	AR	4/XX/2005	Primary	Refinance Rate/Term			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001458	XXX	$XXX	MN	4/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Closing / Title - Missing Document: Note - Subject Lien not provided

[3] Closing / Title - Missing Document: Security Instrument not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001459	XXX	$XXX	MA	4/XX/2005	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $488,074.92 is underdisclosed from calculated Finance Charge of $488,649.93 in the amount of $575.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001460	XXX	$XXX	VA	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,150.03 does not match Calculated P&I of $1,143.04	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.

[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001461	XXX	$XXX	FL	4/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135001462	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $238,443.22 is underdisclosed from calculated Finance Charge of $248,048.77 in the amount of $9,605.55.
																	EXCEPTION INFO: Under-disclosure due to lender utilizing an index value of 1.693% per approval, however the lowest index value available in the lookback period is 1.8.583%								Loan Review Complete
135001463	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001464	XXX	$XXX	NH	3/XX/2005	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001465	XXX	$XXX	FL	3/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
135001467	XXX	$XXX	IA	3/XX/2005	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001466	XXX	$XXX	NJ	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001468	XXX	$XXX	FL	3/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001469	XXX	$XXX	FL	3/XX/2005	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001470	XXX	$XXX	NC	3/XX/2005	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,921.78 is underdisclosed from calculated Finance Charge of $130,041.56 in the amount of $119.78.
																	EXCEPTION INFO: All fees have been checked against the HUD-1, unable to determine the source of the under disclosure due to the Itemization of Amount Financed not in the file.								Loan Review Complete
135001471	XXX	$XXX	RI	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.								Loan Review Complete
135001473	XXX	$XXX	MA	3/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

																	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
135001472	XXX	$XXX	MD	3/XX/2005	Primary	Refinance Cash-out - Home Improvement			Yes	No		1			1										Loan Review Complete
135001474	XXX	$XXX	VA	3/XX/2005	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
135001475	XXX	$XXX	SC	3/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.								Loan Review Complete
135001477	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001476	XXX	$XXX	CA	3/XX/2005	Primary	Refinance Cash-out - Home Improvement	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001478	XXX	$XXX	CA	2/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $348,637.92 is underdisclosed from calculated Finance Charge of $363,162.97 in the amount of $14,525.05.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.5630% per the approval, however the lowest index value available in the look back period is 1.69250%.								Loan Review Complete
135001479	XXX	$XXX	NJ	3/XX/2005	Primary	Refinance Rate/Term	Yes	Yes	1	1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2005

																[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
135001480	XXX	$XXX	FL	3/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001481	XXX	$XXX	CA	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,365.99 is underdisclosed from calculated Finance Charge of $261,471.26 in the amount of $105.27.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $2451.78 and final HUD reflects $2630.34.								Loan Review Complete
135001483	XXX	$XXX	FL	2/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,985.93 is underdisclosed from calculated Finance Charge of $120,232.62 in the amount of $246.69.
																	EXCEPTION INFO: The TIL itemization disclosed the Broker Processing Fee as $300.00. Per the final HUD-1, the actual cost was $495.00. Also, the TIL Itemization did not disclose the Warehousing fee of $45.00 as a prepaid finance charge. All totals to $240.00 under-disclosed.								Loan Review Complete
135001482	XXX	$XXX	FL	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001485	XXX	$XXX	NY	2/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
135001484	XXX	$XXX	CA	2/XX/2005	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001486	XXX	$XXX	IL	2/XX/2005	Primary	Refinance Rate/Term			Yes	Yes		1			1	[3] Credit Documentation - Missing Document: Credit Report not provided									Loan Review Complete
135001487	XXX	$XXX	FL	2/XX/2005	Primary	Purchase			No	No		1			1										Loan Review Complete
135001489	XXX	$XXX	NY	2/XX/2005	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001488	XXX	$XXX	CA	1/XX/2005	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty: Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $388,139.09 is underdisclosed from calculated Finance Charge of $401,028.59 in the amount of $12,889.50.
																	EXCEPTION INFO: Under-disclosure due to lender utilizing an index value of 1.451% per approval, however the lowest index value available in the lookback period is 1.56333%								Loan Review Complete
135001490	XXX	$XXX	MA	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
135001491	XXX	$XXX	MA	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.								Loan Review Complete
135001492	XXX	$XXX	CA	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Holder's right to foreclose, Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,740.04 is underdisclosed from calculated Finance Charge of $255,636.20 in the amount of $14,896.16.
																	EXCEPTION INFO: Approval indicates the index used at origination was 1.355%, however the lowest index available within the look-back period is 1.56333%.								Loan Review Complete
135001493	XXX	$XXX	NY	1/XX/2005	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.

[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

																	[2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.								Loan Review Complete
135001495	XXX	$XXX	IL	1/XX/2005	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
135001494	XXX	$XXX	NJ	1/XX/2005	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001496	XXX	$XXX	IL	1/XX/2005	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001497	XXX	$XXX	FL	10/XX/2003	Primary	Construction-Permanent			No	No		1			1										Loan Review Complete
135001498	XXX	$XXX	FL	1/XX/2005	Primary	Purchase	No	No	2	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001499	XXX	$XXX	NJ	1/XX/2005	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135001500	XXX	$XXX	FL	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Loan Review Complete
135001502	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,972.27 is underdisclosed from calculated Finance Charge of $158,408.37 in the amount of $4,436.10.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.3550% per the approval, however the lowest index value available in the look back period is 1.45083%.								Loan Review Complete
135001501	XXX	$XXX	NY	1/XX/2005	Primary	Purchase			Yes	No		1			1										Loan Review Complete
135001503	XXX	$XXX	NY	12/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001504	XXX	$XXX	CA	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001505	XXX	$XXX	NC	12/XX/2004	Primary	Purchase			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
135001506	XXX	$XXX	NY	12/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001507	XXX	$XXX	NJ	12/XX/2004	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.								Loan Review Complete
135001509	XXX	$XXX	NJ	12/XX/2004	Primary	Purchase	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $283,221.27 is underdisclosed from calculated Finance Charge of $283,596.28 in the amount of $375.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001508	XXX	$XXX	IL	12/XX/2004	Second Home	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,200.98 is underdisclosed from calculated Finance Charge of $109,645.21 in the amount of $444.23.
																	EXCEPTION INFO: Til itemization did not disclose an settlement fee of $325, Flood fee of $35, title courier fee of $45 and Administration fee of $45 as prepaid finance charges								Loan Review Complete
135001510	XXX	$XXX	FL	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001511	XXX	$XXX	CA	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $278,181.99 is underdisclosed from calculated Finance Charge of $283,120.70 in the amount of $4,938.71.
																	EXCEPTION INFO: The underdisclosure of $4938.71 was due to the compliance run using 1.355% for index and the index at origination was 1.277%.								Loan Review Complete
135001512	XXX	$XXX	FL	11/XX/2004	Second Home	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001513	XXX	$XXX	MD	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2004

																[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
135001514	XXX	$XXX	CT	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
135001515	XXX	$XXX	FL	11/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001516	XXX	$XXX	CA	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $259,706.50 is underdisclosed from calculated Finance Charge of $265,843.07 in the amount of $6,136.57.
																	EXCEPTION INFO: Underdisclosure appears to be due to index used at approval of 1.277% and acceptable index in table is 1.355%.								Loan Review Complete
135001517	XXX	$XXX	CA	11/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001518	XXX	$XXX	MA	11/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,667.22 is underdisclosed from calculated Finance Charge of $157,881.89 in the amount of $214.67.
																	EXCEPTION INFO: TIL itemization did not disclose a subordination recording fee of $150.80 as prepaid finance charge and TIL Itemization only disclosed settlement/closing fee in the amount of $500.00 and final HUD reflects $565.								Loan Review Complete
135001519	XXX	$XXX	NY	11/XX/2004	Investment	Purchase			No	No		1			1										Loan Review Complete
135001521	XXX	$XXX	CT	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.								Loan Review Complete
135001520	XXX	$XXX	KY	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,475.63 is underdisclosed from calculated Finance Charge of $167,718.77 in the amount of $243.14.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure is fee related.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.								Loan Review Complete
135001522	XXX	$XXX	CA	11/XX/2004	Primary	Purchase	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,360.55 is underdisclosed from calculated Finance Charge of $167,116.91 in the amount of $3,756.36.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.277% per the approval, however the lowest index value available in the look back period is 1.3550%.								Loan Review Complete
135001523	XXX	$XXX	CA	11/XX/2004	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001524	XXX	$XXX	PA	11/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,095.59 is underdisclosed from calculated Finance Charge of $106,132.70 in the amount of $37.11.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed								Loan Review Complete
135001525	XXX	$XXX	NY	10/XX/2004	Primary	Purchase	No	No	2	2	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
135001526	XXX	$XXX	PA	10/XX/2004	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001527	XXX	$XXX	FL	10/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
135001528	XXX	$XXX	CA	10/XX/2004	Primary	Refinance UTD	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.

																	[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.								Loan Review Complete
135001529	XXX	$XXX	MI	10/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001530	XXX	$XXX	CA	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001531	XXX	$XXX	FL	10/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
135001532	XXX	$XXX	NY	10/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
135001533	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>

[3] Appraisal Documentation - Missing Document: Appraisal not provided

																[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001534	XXX	$XXX	CA	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.98400% is underdisclosed from calculated APR of 5.78033% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $346,932.22 is underdisclosed from calculated Finance Charge of $434,978.96 in the amount of $88,046.74.
																	EXCEPTION INFO: Index used at origination was 1.162%, only available index in look back is 1.97%								Loan Review Complete
135001535	XXX	$XXX	IL	9/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,351.25 is underdisclosed from calculated Finance Charge of $263,592.01 in the amount of $240.76.
																	EXCEPTION INFO: Unable to determine variance due to missing itemization of amount financed								Loan Review Complete
135001536	XXX	$XXX	IL	9/XX/2004	Primary	Purchase			No	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001537	XXX	$XXX	CT	9/XX/2004	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001538	XXX	$XXX	NY	9/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001539	XXX	$XXX	FL	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,400.87 is underdisclosed from calculated Finance Charge of $154,759.94 in the amount of $359.07.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001540	XXX	$XXX	NV	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001541	XXX	$XXX	MN	9/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $441,013.66 is underdisclosed from calculated Finance Charge of $443,653.37 in the amount of $2,639.71.
																	EXCEPTION INFO: TIL Itemization did not disclose the Loan Origination fee of $2,689.90 as a prepaid finance charge.								Loan Review Complete
135001542	XXX	$XXX	NY	9/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $300,419.78 is underdisclosed from calculated Finance Charge of $300,602.88 in the amount of $183.10.
																	EXCEPTION INFO: TIL itemization did not disclose a commitment fee of $150; flood cert fee of $18 or a courier fee of $15 as prepaid finance charges.								Loan Review Complete
135001543	XXX	$XXX	PA	9/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
135001544	XXX	$XXX	MN	9/XX/2004	Investment	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001545	XXX	$XXX	NH	8/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $312,570.66 is underdisclosed from calculated Finance Charge of $312,733.04 in the amount of $162.38.
																	EXCEPTION INFO: TIL itemization only disclosed prepaid interest in the amount of $997.86, final HUD reflects $1,014.24. TIL itemization did not disclose a Recording fee of $117.64 as prepaid finance charge.								Loan Review Complete
135001546	XXX	$XXX	MD	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001547	XXX	$XXX	NH	8/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001548	XXX	$XXX	NY	8/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,828.33 is underdisclosed from calculated Finance Charge of $155,078.27 in the amount of $249.94.
EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $3,564.92 and final HUD reflects
																	$3,814.92								Loan Review Complete
135001549	XXX	$XXX	PA	8/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
135001550	XXX	$XXX	NJ	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Application / Processing - Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2004								Loan Review Complete
135001551	XXX	$XXX	MI	8/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
135001552	XXX	$XXX	CA	7/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2004

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $279,450.86 is underdisclosed from calculated Finance Charge of $281,806.94 in the amount of $2,356.08.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 1.083% per the loan approval, however the lowest index value available in the lookback period is 1.183%.								Loan Review Complete
135001553	XXX	$XXX	NJ	7/XX/2004	Primary	Purchase			Yes	Yes		1			1										Loan Review Complete
135001554	XXX	$XXX	NY	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001555	XXX	$XXX	CT	7/XX/2004	Primary	Purchase	Yes	No	2	2	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
135001556	XXX	$XXX	CT	7/XX/2004	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001557	XXX	$XXX	FL	7/XX/2004	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001558	XXX	$XXX	NJ	7/XX/2004	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $287,497.03 is underdisclosed from calculated Finance Charge of $289,180.66 in the amount of $1,683.63.
																	EXCEPTION INFO: TIL itemization did not disclose an attorney fee of $800, a commitment fee of $400, a notice of settlement fee of $50, a flood cert fee of $9 or a courier fee of $25 as prepaid finance charge.								Loan Review Complete
135001559	XXX	$XXX	FL	7/XX/2004	Second Home	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $68,771.78 is underdisclosed from calculated Finance Charge of $69,991.73 in the amount of $1,219.95.
																	EXCEPTION INFO: Lender TIL itemization indicates total lump sum prepaid finance charges of $2,046.86. HUD reflects actual total prepaid finance charges are $2,110.10. The remaining underdisclosure is due to the lender utilizing an index value of 1.85, per the loan approval, which is lower than the index value available in the lookback period that was used of 1.91%.								Loan Review Complete
135001560	XXX	$XXX	FL	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,663.50 is underdisclosed from calculated Finance Charge of $235,850.51 in the amount of $187.01.
																	EXCEPTION INFO: Underdisclosure due to Wire fee $55, Courier Fee $95 and Recording fee $37 not disclosed on itemization as prepaid finance charges.								Loan Review Complete
135001561	XXX	$XXX	NJ	6/XX/2004	Primary	Purchase	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001562	XXX	$XXX	NY	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $526,992.99 is underdisclosed from calculated Finance Charge of $527,573.05 in the amount of $580.06.
																	EXCEPTION INFO: TIL itemization did not disclose an assignment recording fee of $180; a settlement/ closing fee of $300; a title courier/messenger fee of $50; and a service charge fee of $50 as prepaid finance charges.								Loan Review Complete
135001563	XXX	$XXX	NY	6/XX/2004	Primary	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135001564	XXX	$XXX	MI	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,976.81 is underdisclosed from calculated Finance Charge of $174,888.44 in the amount of $911.63.
EXCEPTION INFO: TIL itemization did not disclose a Processing fee of $300.00, an Underwriting fee of $240.00, a Flood cert fee of $18.00, a MERS fee of $3.95, a Settlement/Closing fee of $375.00 and a Recording service fee of $25.00 as prepaid finance charges.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
135001565	XXX	$XXX	FL	6/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001566	XXX	$XXX	FL	6/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
135001567	XXX	$XXX	MA	5/XX/2004	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001568	XXX	$XXX	IL	5/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
135001569	XXX	$XXX	CT	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
135001570	XXX	$XXX	FL	5/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,328.74 is underdisclosed from calculated Finance Charge of $183,578.11 in the amount of $249.37.
																	EXCEPTION INFO: Underdisclosure is due to the following: $36 Recording Service Fees, $200 Settlement/Closing Fee, $15 Tax Cert Fee and $25 Title Courier/Messenger Fee charged on HUD but not included in prepaid finance charges in Itemization of Amount Financed; Prepaid Interest charged on HUD as $538.08 but listed on in prepaid finance charges on Itemization as $566.40, and a $1.69 payment variance.								Loan Review Complete
135001571	XXX	$XXX	MN	5/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $281,648.49 is underdisclosed from calculated Finance Charge of $282,375.38 in the amount of $726.89.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing final itemization of amount financed.								Loan Review Complete
135001572	XXX	$XXX	FL	5/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,687.34 is underdisclosed from calculated Finance Charge of $238,082.35 in the amount of $395.01.
																	EXCEPTION INFO: Final TIL payment stream matches calculated except for odd final payment. Fees are under disclosed in the amount of $124.51. Itemization provided and the following fees were not included in the Itemization, but are charged on the HUD: Title Courier/Messenger Fee $60.00; Settlement/Closing/Escrow Fee $100.00, and Processing Fee $385.00.								Loan Review Complete
135001574	XXX	$XXX	FL	4/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
135001575	XXX	$XXX	LA	4/XX/2004	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,719.80 is underdisclosed from calculated Finance Charge of $142,928.01 in the amount of $208.21.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135001573	XXX	$XXX	NC	4/XX/2004	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001576	XXX	$XXX	NC	4/XX/2004	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,484.47 is underdisclosed from calculated Finance Charge of $111,000.13 in the amount of $515.66.
																	EXCEPTION INFO: Final TIL indicate the Index used was 1.311%. The closest Index available in our look-back period is 1.32%.								Loan Review Complete
135001577	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.								Loan Review Complete
135001578	XXX	$XXX	CT	4/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135001579	XXX	$XXX	CO	4/XX/2004	Primary	Purchase			No	No		2			2		[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.								Loan Review Complete
135001581	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001580	XXX	$XXX	NY	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
135001583	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001582	XXX	$XXX	CA	4/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2004 PUD Attached								Loan Review Complete
135001584	XXX	$XXX	CA	4/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001585	XXX	$XXX	NY	4/XX/2004	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
135001586	XXX	$XXX	MN	3/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
135001587	XXX	$XXX	NJ	3/XX/2004	Primary	Refinance Rate/Term	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $331,267.92 is underdisclosed from calculated Finance Charge of $331,471.83 in the amount of $203.91.
																	EXCEPTION INFO: Final TIL payment stream matches calculated except for odd final payment. Fees are under disclosed in the amount of $203.91. Itemization provided and the following fees were not included in the Itemization, but are charged on the HUD: Closing Protection Letter $25.00; Subordination Recording Fee $60.00; Title Courier/Messenger Fee $30.00. In addition, Settlement/Closing/Escrow was disclosed on the Itemization at $400.00, but the HUD shows only $300.00.								Loan Review Complete
135001588	XXX	$XXX	CO	3/XX/2004	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001589	XXX	$XXX	NJ	3/XX/2004	Primary	Purchase			Yes	Yes		2			2		[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135001590	XXX	$XXX	FL	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001591	XXX	$XXX	CO	3/XX/2004	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,332.55 is underdisclosed from calculated Finance Charge of $95,381.18 in the amount of $48.63.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001592	XXX	$XXX	AR	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2004

[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,180.35 is underdisclosed from calculated Finance Charge of $86,255.59 in the amount of $75.24.
EXCEPTION INFO: There is a Lender credit for $91.25 which is not itemized therefore excluded.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001593	XXX	$XXX	OR	3/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,828.44 is underdisclosed from calculated Finance Charge of $200,069.48 in the amount of $241.04.
																	EXCEPTION INFO: Under disclosure in the amount of $628.82 is due to payment stream based on PMI. The initial payment stream per final TIL is 118 months, but the calculated is for 120 months, then the second payment stream on the TIL is 30 months, but the Calculated is 30 months. The difference accounts for the under disclosure of creating a difference of $241.04.								Loan Review Complete
135001594	XXX	$XXX	CA	3/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001595	XXX	$XXX	MI	3/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,361.55 is underdisclosed from calculated Finance Charge of $109,638.92 in the amount of $3,277.37.
																	EXCEPTION INFO: Under disclosure due to the lender using an index of 1.131% however 1.19% which is the lowest available in the lookback period.								Loan Review Complete
135001596	XXX	$XXX	AZ	3/XX/2004	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
135001597	XXX	$XXX	IL	2/XX/2004	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
135001598	XXX	$XXX	NJ	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.

[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $321,817.34 is underdisclosed from calculated Finance Charge of $322,119.70 in the amount of $302.36.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135001599	XXX	$XXX	SC	2/XX/2004	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.

[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.								Loan Review Complete
135001600	XXX	$XXX	FL	2/XX/2004	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001601	XXX	$XXX	DE	2/XX/2004	Primary	Purchase			No	No		1			1	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2004 [3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
135001602	XXX	$XXX	CA	2/XX/2004	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001603	XXX	$XXX	KY	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		1			1										Loan Review Complete
135001604	XXX	$XXX	IL	1/XX/2004	Primary	Purchase			No	Yes		1			1										Loan Review Complete
135001605	XXX	$XXX	MN	1/XX/2004	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001606	XXX	$XXX	PA	1/XX/2004	Primary	Purchase			No	No		1			1										Loan Review Complete
135001607	XXX	$XXX	NC	1/XX/2004	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001608	XXX	$XXX	AR	1/XX/2004	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001609	XXX	$XXX	OH	12/XX/2003	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.

																	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.								Loan Review Complete
135001611	XXX	$XXX	NY	12/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $452,533.46 is underdisclosed from calculated Finance Charge of $453,709.60 in the amount of $1,176.14.
																	EXCEPTION INFO: Itemization not provided. Unable to determine source of under disclosure.								Loan Review Complete
135001610	XXX	$XXX	AZ	12/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001612	XXX	$XXX	IL	12/XX/2003	Primary	Purchase	Yes	Yes	2	2	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,766.30 is underdisclosed from calculated Finance Charge of $129,156.03 in the amount of $389.73.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001613	XXX	$XXX	MI	12/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.								Loan Review Complete
135001614	XXX	$XXX	NC	12/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001615	XXX	$XXX	OR	12/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
135001616	XXX	$XXX	MD	11/XX/2003	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

																	[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties								Loan Review Complete
135001617	XXX	$XXX	NC	11/XX/2003	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001618	XXX	$XXX	FL	11/XX/2003	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
135001619	XXX	$XXX	FL	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001620	XXX	$XXX	WA	11/XX/2003	Investment	Purchase			No	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135001621	XXX	$XXX	IL	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001622	XXX	$XXX	AZ	11/XX/2003	Primary	Purchase			No	No		2			2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
135001623	XXX	$XXX	TX	11/XX/2003	Primary	Purchase	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
135001625	XXX	$XXX	IL	11/XX/2003	Primary	Refinance Cash-out - Other			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001624	XXX	$XXX	CA	11/XX/2003	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,234.04 is underdisclosed from calculated Finance Charge of $214,445.88 in the amount of $211.84.
																	EXCEPTION INFO: TIL itemization did not disclose a Settlement Closing Fee of $570.50 as a prepaid finance charge.								Loan Review Complete
135001626	XXX	$XXX	PA	11/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
135001627	XXX	$XXX	NJ	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,389.20 is underdisclosed from calculated Finance Charge of $232,690.77 in the amount of $301.57.
																	EXCEPTION INFO: TIL itemization did not disclose a settlement fee of $300.00 as a prepaid finance charge.								Loan Review Complete
135001628	XXX	$XXX	CA	10/XX/2003	Primary	Purchase	Yes	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,798.85 is underdisclosed from calculated Finance Charge of $161,007.04 in the amount of $208.19.
																	EXCEPTION INFO: Under disclosure appears to be payment stream related, due to MI calculation.								Loan Review Complete
135001629	XXX	$XXX	NV	10/XX/2003	Primary	Purchase			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001630	XXX	$XXX	FL	10/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001631	XXX	$XXX	NC	10/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001632	XXX	$XXX	FL	10/XX/2003	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $310,775.02 is underdisclosed from calculated Finance Charge of $310,966.07 in the amount of $191.05.
																	EXCEPTION INFO: TIL itemization did not disclose a record service fee $6/ Courier fee $75/ wire fee $110 as prepaid finance charges.								Loan Review Complete
135001633	XXX	$XXX	FL	10/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001634	XXX	$XXX	WA	10/XX/2003	Primary	Purchase	No	No	No	3	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,107.71 is underdisclosed from calculated Finance Charge of $109,675.70 in the amount of $1,567.99.
																	EXCEPTION INFO: Under disclosure is due to the incorrect payment streams disclosed on the final TIL. First 12 payments are missing MI and less than P&I disclosed on note.								Loan Review Complete
135001635	XXX	$XXX	IL	10/XX/2003	Primary	Purchase	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (llinois Interest Act): Prepayment penalty not permissible; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
EXCEPTION INFO: PPP expired.  Prepayment penalties not permitted on loan with interest rate exceeding 8% per state - IL  This is an ARM loan. Note states 2%/2%/2%.  Lenders is XXX.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001637	XXX	$XXX	NY	9/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $404,197.50 is underdisclosed from calculated Finance Charge of $404,547.35 in the amount of $349.85.
																	EXCEPTION INFO: Unabe to determine reason for under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001636	XXX	$XXX	MI	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001638	XXX	$XXX	KY	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	Yes	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,872.18 is underdisclosed from calculated Finance Charge of $176,246.34 in the amount of $374.16.
																	EXCEPTION INFO: Unable to determine cause of under-disclosure due to missing itemization of amount financed.								Loan Review Complete
135001641	XXX	$XXX	IL	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001640	XXX	$XXX	NV	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001639	XXX	$XXX	NC	9/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135001642	XXX	$XXX	OK	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $267,854.37 is underdisclosed from calculated Finance Charge of $268,096.36 in the amount of $241.99.
																	EXCEPTION INFO: Unable to determine variance due to missing itemization of amount financed								Loan Review Complete
135001643	XXX	$XXX	NJ	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,244.64 is underdisclosed from calculated Finance Charge of $253,642.32 in the amount of $397.68.
																	EXCEPTION INFO: Unable to determine reason for fee under disclosure due to missing Final TIL itemization.								Loan Review Complete
135001644	XXX	$XXX	TX	9/XX/2003	Primary	Purchase			Yes	No		1			1										Loan Review Complete
135001646	XXX	$XXX	TX	9/XX/2003	Primary	Purchase			Yes	No		1			1										Loan Review Complete
135001645	XXX	$XXX	NJ	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001647	XXX	$XXX	NY	9/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $445,908.34 is underdisclosed from calculated Finance Charge of $446,280.17 in the amount of $371.83.
																	EXCEPTION INFO: Underdisclosure is due to the following: $350 Title Pick Up Fee, $75 Title Courier/Messenger Fee and $50 Escrow Service Fee charged on HUD but not included in prepaid finance charges on Itemization of Amount Financed; $770 Attorney/Settlement Fee charged on HUD but listed as $870 in prepaid finance charges on Itemization, along with a $3.17 payment variance.								Loan Review Complete
135001648	XXX	$XXX	MN	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001649	XXX	$XXX	IN	8/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
135001650	XXX	$XXX	IL	8/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,669.33 is underdisclosed from calculated Finance Charge of $161,789.34 in the amount of $120.01.
																	EXCEPTION INFO: TIL Itemization did not disclose the Settlement fee of $150.00 or the Wire fee of $20.00 as prepaid finance charges. TIL Itemization did disclose the Credit Report fee of $50.00 as a prepaid finance charge. Total sum of under disclosure is $120.00.								Loan Review Complete
135001651	XXX	$XXX	CA	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001652	XXX	$XXX	FL	8/XX/2003	Second Home	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.								Loan Review Complete
135001653	XXX	$XXX	CO	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

																	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.								Loan Review Complete
135001654	XXX	$XXX	MA	8/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.94400% is underdisclosed from calculated APR of 6.15453% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,163.65 is underdisclosed from calculated Finance Charge of $219,014.12 in the amount of $45,850.47.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001655	XXX	$XXX	FL	8/XX/2003	Primary	Purchase	No	No	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001656	XXX	$XXX	FL	8/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001657	XXX	$XXX	CA	7/XX/2003	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001658	XXX	$XXX	MI	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,791.52 is underdisclosed from calculated Finance Charge of $146,179.39 in the amount of $387.87.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $25, a settlement fee of $350 and a wiring fee of $15 as prepaid finance charge.								Loan Review Complete
135001659	XXX	$XXX	TN	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001660	XXX	$XXX	NY	7/XX/2003	Second Home	Refinance Rate/Term	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001661	XXX	$XXX	FL	7/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
135001662	XXX	$XXX	MN	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

																	[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.								Loan Review Complete
135001663	XXX	$XXX	NJ	7/XX/2003	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,851.20 is underdisclosed from calculated Finance Charge of $220,008.69 in the amount of $1,157.49.
																	EXCEPTION INFO: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.								Loan Review Complete
135001664	XXX	$XXX	PA	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001665	XXX	$XXX	NY	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $324,251.60 is underdisclosed from calculated Finance Charge of $324,678.17 in the amount of $426.57.
																	EXCEPTION INFO: The lender did not disclose the settlement/closing fee of $375 and the courier fee of $50 as prepaid finance charges per the TIL itemization. The remaining under disclosure is the result of a payment stream calculation.								Loan Review Complete
135001668	XXX	$XXX	IL	7/XX/2003	Primary	Purchase			Yes	Yes		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001666	XXX	$XXX	TX	7/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001667	XXX	$XXX	IA	7/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.								Loan Review Complete
135001669	XXX	$XXX	NC	7/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,119.91 is underdisclosed from calculated Finance Charge of $122,232.96 in the amount of $113.05.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
135001670	XXX	$XXX	IL	7/XX/2003	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2003	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete
135001671	XXX	$XXX	IN	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001672	XXX	$XXX	CA	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001673	XXX	$XXX	MI	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001674	XXX	$XXX	FL	6/XX/2003	Primary	Purchase			No	No		1			1										Loan Review Complete
135001675	XXX	$XXX	NJ	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001676	XXX	$XXX	MN	6/XX/2003	Investment	Refinance Rate/Term			No	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
135001677	XXX	$XXX	FL	6/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,698.86 is underdisclosed from calculated Finance Charge of $149,742.68 in the amount of $43.82.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001678	XXX	$XXX	CA	6/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001679	XXX	$XXX	NY	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,045.90 is underdisclosed from calculated Finance Charge of $264,309.02 in the amount of $263.12.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001681	XXX	$XXX	NY	6/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001680	XXX	$XXX	IL	6/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001682	XXX	$XXX	FL	6/XX/2003	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,223.85 is underdisclosed from calculated Finance Charge of $214,408.33 in the amount of $184.48.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $48.30 as prepaid finance charge.								Loan Review Complete
135001683	XXX	$XXX	MN	6/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

																	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Loan Review Complete
135001684	XXX	$XXX	WA	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements								Loan Review Complete
135001685	XXX	$XXX	FL	5/XX/2003	Primary	Purchase			No	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001686	XXX	$XXX	NY	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $338,838.61 is underdisclosed from calculated Finance Charge of $339,158.45 in the amount of $319.84.
																	EXCEPTION INFO: Unable to determine reason for fee under disclosure due to missing Final TIL itemization.								Loan Review Complete
135001687	XXX	$XXX	PA	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001688	XXX	$XXX	NY	5/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
EXCEPTION INFO: Late charge of 5% exceeds the state maximum of 2% for the state of New York.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,388.53 is underdisclosed from calculated Finance Charge of $124,533.31 in the amount of $1,144.78.
																	EXCEPTION INFO: Unable to determine the fee under disclosure due to missing the itemization of amount financed								Loan Review Complete
135001689	XXX	$XXX	CA	4/XX/2003	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003.

																	[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.								Loan Review Complete
135001690	XXX	$XXX	MA	5/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001691	XXX	$XXX	OH	5/XX/2003	Primary	Refinance Rate/Term			Yes	Yes		1			1										Loan Review Complete
135001692	XXX	$XXX	NJ	5/XX/2003	Primary	Purchase	No	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,684.00 is underdisclosed from calculated Finance Charge of $174,158.75 in the amount of $474.75.
																	EXCEPTION INFO: Final TIL payment stream matches calculated. Fees are under disclosed in the amount of $474.75. Itemization shows the following discrepancies from HUD: Attorney’s Fee $1000.00 not disclosed as PPFC, but charged to borrower on the HUD.								Loan Review Complete
135001694	XXX	$XXX	PA	4/XX/2003	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,409.61 is underdisclosed from calculated Finance Charge of $114,551.77 in the amount of $142.16.
																	EXCEPTION INFO: Fee portion of underdisclosure is due to $35 Closing Protection Letter charged on HUD but not included in prepaid finance charges on Itemization of Amount Financed. Payment stream portion is due to Lender's TIL reflecting MI being in force for 141 months, however based on loan amount and appraised value, MI would be in effect for 148 months.								Loan Review Complete
135001693	XXX	$XXX	FL	4/XX/2003	Primary	Refinance Rate/Term			Yes	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001695	XXX	$XXX	CA	4/XX/2003	Primary	Purchase	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001696	XXX	$XXX	AZ	4/XX/2003	Primary	Purchase	No	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001697	XXX	$XXX	NY	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,921.49 is underdisclosed from calculated Finance Charge of $241,177.85 in the amount of $256.36.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001698	XXX	$XXX	CO	4/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,203.10 is underdisclosed from calculated Finance Charge of $199,589.81 in the amount of $386.71.
EXCEPTION INFO: Under disclosure appears to be payment stream related, due to MI calculation.  The final TIL indicated MI for 39 months, while the audit indicated MI for 58 months.

																	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.								Loan Review Complete
135001699	XXX	$XXX	FL	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,547.79 is underdisclosed from calculated Finance Charge of $153,714.43 in the amount of $166.64.
																	EXCEPTION INFO: TIL itemization did not disclose a courier fee of $90 or a settlement fee of $70 as prepaid finance charges.								Loan Review Complete
135001700	XXX	$XXX	NY	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

																	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
135001701	XXX	$XXX	NY	4/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $327,982.93 is underdisclosed from calculated Finance Charge of $328,882.79 in the amount of $899.86.
																	EXCEPTION INFO: Unable to determine due to missing itemization.								Loan Review Complete
135001702	XXX	$XXX	FL	4/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1	[3] Application / Processing - Missing Document: Missing Final 1003									Loan Review Complete
135001703	XXX	$XXX	CA	4/XX/2003	Primary	Refinance Cash-out - Other			Yes	No		1			1										Loan Review Complete
135001704	XXX	$XXX	CA	4/XX/2003	Primary	Refinance Rate/Term	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001705	XXX	$XXX	MA	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.								Loan Review Complete
135001706	XXX	$XXX	NY	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001707	XXX	$XXX	MN	3/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001708	XXX	$XXX	NY	3/XX/2003	Primary	Purchase	Yes	No	2	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001709	XXX	$XXX	NC	3/XX/2003	Investment	Refinance Rate/Term			No	No		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001710	XXX	$XXX	CA	2/XX/2003	Primary	Refinance Cash-out - Other		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001711	XXX	$XXX	CA	2/XX/2003	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001712	XXX	$XXX	CT	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $406,484.27 is underdisclosed from calculated Finance Charge of $406,956.28 in the amount of $472.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135001713	XXX	$XXX	FL	2/XX/2003	Primary	Refinance Rate/Term		Yes	Yes	No		3			3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Loan Review Complete
135001714	XXX	$XXX	CA	2/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001715	XXX	$XXX	WA	2/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,929.07 is underdisclosed from calculated Finance Charge of $221,014.44 in the amount of $85.37.
																	EXCEPTION INFO: TIL Itemization did not disclose the wire fee of $25 or the courier fee of $60 as prepaid finance charges.								Loan Review Complete
135001717	XXX	$XXX	IL	1/XX/2003	Primary	Purchase	No	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,604.96 is underdisclosed from calculated Finance Charge of $101,106.77 in the amount of $501.81.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing breakdown of prepaid finance charges on the itemization of amount financed.								Loan Review Complete
135001716	XXX	$XXX	NY	1/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001718	XXX	$XXX	CA	1/XX/2003	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135001720	XXX	$XXX	CA	1/XX/2003	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001719	XXX	$XXX	CA	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1										Loan Review Complete
135001721	XXX	$XXX	NC	1/XX/2003	Primary	Purchase	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001723	XXX	$XXX	IN	1/XX/2003	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,980.53 is underdisclosed from calculated Finance Charge of $94,246.99 in the amount of $266.46.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.

																	[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003.								Loan Review Complete
135001722	XXX	$XXX	WA	12/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001724	XXX	$XXX	MI	12/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,803.32 is underdisclosed from calculated Finance Charge of $177,873.09 in the amount of $69.77.
																	EXCEPTION INFO: TIL Itemization did not disclose the $9 assignment recording fee or $15 courier fee as prepaid finance charges.								Loan Review Complete
135001726	XXX	$XXX	OH	11/XX/2002	Primary	Purchase	No	Yes	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,700.25 is underdisclosed from calculated Finance Charge of $111,913.36 in the amount of $213.11.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001725	XXX	$XXX	NH	11/XX/2002	Primary	Refinance Rate/Term			Yes	No		1			1										Loan Review Complete
135001727	XXX	$XXX	IL	11/XX/2002	Primary	Refinance Cash-out - Other	Yes	Yes	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001728	XXX	$XXX	MI	11/XX/2002	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,013.13 is underdisclosed from calculated Finance Charge of $179,007.14 in the amount of $994.01.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001729	XXX	$XXX	NY	11/XX/2002	Primary	Purchase			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001730	XXX	$XXX	NC	10/XX/2002	Primary	Purchase	Yes	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,569.28 is underdisclosed from calculated Finance Charge of $135,754.95 in the amount of $185.67.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001731	XXX	$XXX	CA	10/XX/2002	Primary	Purchase	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,391.53 is underdisclosed from calculated Finance Charge of $219,507.94 in the amount of $116.41.
																	EXCEPTION INFO: Unable to determine under disclosure due to Itemization of Amount Financed reflecting prepaid finance charge as a lump sum.								Loan Review Complete
135001732	XXX	$XXX	NV	9/XX/2002	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001733	XXX	$XXX	MD	7/XX/2002	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $193,562.32 is underdisclosed from calculated Finance Charge of $194,724.51 in the amount of $1,162.19.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.								Loan Review Complete
135001734	XXX	$XXX	OH	7/XX/2002	Primary	Refinance Cash-out - Debt Consolidation			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001735	XXX	$XXX	KY	6/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.								Loan Review Complete
135001736	XXX	$XXX	FL	4/XX/2002	Primary	Purchase			No	No		1			1										Loan Review Complete
135001737	XXX	$XXX	CA	4/XX/2002	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $280,755.76 is underdisclosed from calculated Finance Charge of $281,247.58 in the amount of $491.82.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing fee itemization on itemization of amount financed.								Loan Review Complete
135001738	XXX	$XXX	FL	3/XX/2002	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001739	XXX	$XXX	IL	3/XX/2002	Primary	Purchase	Yes	Yes	2	2	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,847.30 is underdisclosed from calculated Finance Charge of $122,997.20 in the amount of $149.90.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing TIL itemization of amount financed.								Loan Review Complete
135001740	XXX	$XXX	CA	12/XX/2001	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver

[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2002, prior to three (3) business days from transaction date of 01/XX/2002.

																	[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).								Loan Review Complete
135001741	XXX	$XXX	IL	11/XX/2001	Primary	Refinance Rate/Term			Yes	Yes		2			2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001742	XXX	$XXX	CA	5/XX/2001	Primary	Refinance Rate/Term	Yes	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

																	[2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver								Loan Review Complete
135001743	XXX	$XXX	CA	1/XX/2001	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $374,285.13 is underdisclosed from calculated Finance Charge of $391,791.78 in the amount of $17,506.65.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing amortization schedule from file.								Loan Review Complete
135001744	XXX	$XXX	FL	3/XX/2000	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,209.78 is underdisclosed from calculated Finance Charge of $326,636.64 in the amount of $79,426.86.
																	EXCEPTION INFO: Under disclosure is due to the lender utilizing an index value of 4.78% per the loan approval.It appears lender used an index lower than available within lookback.								Loan Review Complete
135001745	XXX	$XXX	CA	1/XX/2000	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty: Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,031.33 is underdisclosed from calculated Finance Charge of $136,299.60 in the amount of $1,268.27.
																	EXCEPTION INFO: Closing instructions indicate the Index used was 4.64%. The closest Index available in our look-back period is 4.69%.								Loan Review Complete
135001746	XXX	$XXX	ID	12/XX/1999	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State Compliance - Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is 0 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,877.69 is underdisclosed from calculated Finance Charge of $88,164.36 in the amount of $1,286.67.
																	EXCEPTION INFO: TIL Itemization only disclosed origination charges in the amount of $1425.72 and final HUD reflects $2,363.72								Loan Review Complete
135001747	XXX	$XXX	MI	11/XX/1999	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/1999 [3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,370.53 is underdisclosed from calculated Finance Charge of $163,408.10 in the amount of $1,037.57.
																	EXCEPTION INFO: Under disclosure due to lender disclosed TIL utilizing an index lower than available within look back. Lowest index within look back is 4.5%.								Loan Review Complete
135001748	XXX	$XXX	NY	10/XX/1999	Primary	Refinance Cash-out - Other	Yes	Yes	No	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided

[3] Credit Documentation - Missing Document: Credit Report not provided

[3] Application / Processing - Missing Document: Missing Final 1003

[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1999 used as disbursement date for compliance testing.

[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001749	XXX	$XXX	MI	3/XX/1999	Primary	Refinance Cash-out - Other			Yes	No		2			2		[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001750	XXX	$XXX	MI	11/XX/1998	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,498.30 is underdisclosed from calculated Finance Charge of $147,000.70 in the amount of $502.40.
																	EXCEPTION INFO: Under disclosure is due to the lender’s TIL reflecting MI being in force for 127 months, however based on the loan amount and appraised value the MI would be in force for 140 months.								Loan Review Complete
135001751	XXX	$XXX	FL	6/XX/1998	Primary	Purchase			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001752	XXX	$XXX	IN	6/XX/1998	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		1			1	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided									Loan Review Complete
135001753	XXX	$XXX	CO	12/XX/1997	Primary	Refinance Cash-out - Other	Yes	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,618.59 is underdisclosed from calculated Finance Charge of $266,242.18 in the amount of $623.59.
																	EXCEPTION INFO: TIL Itemization did not disclose the assignment fee of $6, the settlement fee of $130 and the courier fee of $30 as prepaid finance charges.								Loan Review Complete
135001754	XXX	$XXX	FL	12/XX/1997	Primary	Purchase	No	No	2	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.

																	[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.								Loan Review Complete
135001755	XXX	$XXX	MN	10/XX/1997	Primary	Purchase	No	No	2	2	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,712.35 is underdisclosed from calculated Finance Charge of $175,973.41 in the amount of $261.06.
EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.

																	[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Loan Review Complete
135001756	XXX	$XXX	WA	3/XX/1997	Primary	Purchase	No	No	2	2	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001757	XXX	$XXX	CA	1/XX/1997	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty: Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.

[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,828.80 is underdisclosed from calculated Finance Charge of $202,055.57 in the amount of $226.77.
																	EXCEPTION INFO: Unable to determine under disclosure due to missing Itemization of Amount Financed.								Loan Review Complete
135001758	XXX	$XXX	FL	2/XX/1996	Primary	Purchase	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001759	XXX	$XXX	WA	1/XX/1996	Primary	Purchase			No	No		1			1										Loan Review Complete
135001760	XXX	$XXX	NY	10/XX/1994	Primary	Purchase	No	No	2	2	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

																	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/1994 which is 1 months prior to consummation. A lookback was performed to determine this application date.								Loan Review Complete
135001761	XXX	$XXX	FL	12/XX/1993	Primary	Refinance Cash-out - Other	No	No	2	2	[3] Application / Processing - Missing Document: Missing Final 1003	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/1993 which is 1 months prior to consummation. A lookback was performed to determine this application date.

[2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.38860% is underdisclosed from calculated APR of 6.12609% outside of 0.125% tolerance.

[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $87,893.36 is underdisclosed from calculated Finance Charge of $131,735.54 in the amount of $43,842.18.
																	EXCEPTION INFO: Under disclosure is partially fee related in the amount of $411.00, however, unable to determine cause due to missing TIL Itemization. The remaining $43,431.18 is payment stream related due to the Final TIL reflecting a fixed payment of $549.21 for the entire loan term when it should be an ARM .								Loan Review Complete
135001762	XXX	$XXX	TX	7/XX/1993	Primary	Purchase	No	No	No	3	3	[3] Application / Processing - Missing Document: Missing Final 1003

[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1993 used as disbursement date for compliance testing.

[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.

																	[2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.								Loan Review Complete
135001763	XXX	$XXX	NC	2/XX/1992	Primary	Refinance Rate/Term			No	No		2			2		[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided								Loan Review Complete
135001764	XXX	$XXX	CA	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation			Yes	No		2			2		[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Loan Review Complete